UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 92.9%
Alabama — 2.7%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
$3,405,000	5.375%	12/01/16	$2,944,678
4,425,000	5.500	12/01/21	3,482,077
5,775,000	5.625	12/01/26	4,225,799
16,155,000	5.750	12/01/36	10,877,969
Birmingham Baptist Medical Centers Special Care Facilities Financing Authority RB for Baptist Health Systems, Inc. Series 2005 A (Baa2)
10,355,000	5.000	11/15/30	7,689,312
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (B)
5,000,000	5.750	09/01/28	3,595,800
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH)
6,190,000	5.375	08/01/15	5,629,805
7,600,000	6.000	08/01/25	6,120,888
5,000,000	6.000	08/01/35	3,660,350
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
19,465,000	5.250	06/01/37	13,282,721
Tuskegee City of Alabama GO Bonds Series 2007 (ACA)
300,000	4.400	01/01/22	200,484
500,000	4.625	01/01/27	310,955
500,000	4.625	01/01/32	290,830

			62,311,668

Arizona — 3.9%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(a)(b)
63,720,000	1.600	02/02/15	54,707,443
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998(c)
6,750,000	5.550	01/01/27	6,885,068
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Series 2009 E (BBB-/Baa2)(a)
6,000,000	6.000	05/01/14	6,142,800
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,452,344
Navajo Arizona Pollution Control Corp. County PCRB Series 2009 D (BBB-/Baa2)(a)
6,600,000	5.750	06/01/16	6,533,076
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/Baa2)
600,000	5.000	01/01/20	536,118
2,000,000	5.000	01/01/26	1,655,020
3,000,000	5.000	01/01/32	2,338,230
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	496,050
1,000,000	6.500	07/01/39	997,500

			89,743,649

Arkansas — 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,645,000	5.600	10/01/26	2,616,891

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — 10.5%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/A1)(d)
$1,600,000	0.000%	08/01/26	$589,104
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (FSA) (AAA/Aa3)(d)
855,000	0.000	09/01/29	228,772
Austin Trust Various States RB for Inverse Certificates Bank of America Series 2008-1099 (AA-)(e)
5,000,000	10.444	08/01/33	3,576,300
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (FSA) (AAA/Aa3)(d)
1,055,000	0.000	08/01/25	429,596
California County Tobacco Securitization Agency RB for Kern County Corp. Asset Backed Bonds Series 2002 B (BBB)
190,000	6.000	06/01/29	146,013
California County Tobacco Securitization Agency RB for Los Angeles County Securitization Corp. Convertible Asset Backed Bonds Series 2006 (BBB+/Baa3)(d)(f)
5,000,000	0.000	06/01/21	3,364,200
6,070,000	0.000	06/01/28	3,597,689
4,990,000	0.000	06/01/36	2,715,758
California County Tobacco Securitization Agency RB Refunding for Sonoma County Corp. Assets Backed Bonds Series 2005 (BBB)
5,935,000	5.250	06/01/45	3,348,527
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (A+/Aa3)
5,000,000	5.250	11/15/46	4,425,050
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2008 A (A+/Aa3)
2,000,000	5.000	08/15/38	1,742,940
California Pollution Control Financing Authority Solid Waste Disposal PCRB for Waste Management, Inc. Project Series 2005 C (BBB)
9,250,000	5.125	11/01/23	8,330,642
California State GO Bonds for Various Purposes Series 2009 (A/A2)
10,000,000	6.500	04/01/33	10,430,900
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC — First Republic Bank)
26,500,000	6.000	12/01/11	25,949,595
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A
6,000,000	5.500	11/01/38	3,758,760
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (AA/Aa2)
6,000,000	6.625	08/01/29	6,458,580
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BBB-)(d)
35,000,000	0.000	06/01/46	875,000
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (A)(d)
7,000,000	0.000	09/01/33	1,425,130

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Fresno California Airport RB Series 2000 B (AMT) (FSA) (AAA/Aa3)
$10,000,000	5.800%	07/01/30	$9,290,300
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (A-/A3)
5,000,000	5.000	06/01/45	4,018,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 B (BBB)(d)
488,285,000	0.000	06/01/47	11,250,086
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 C (BBB-)(d)
307,000,000	0.000	06/01/47	6,014,130
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A-/A3)
33,000,000	5.000	06/01/45	26,522,760
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Senior Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
24,195,000	5.750	06/01/47	14,504,903
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-1 (BBB)(d)
101,195,000	0.000	06/01/36	7,198,000
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-2 (BBB)(d)
211,235,000	0.000	06/01/47	4,778,136
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 D (BBB-)(d)
360,660,000	0.000	06/01/57	2,502,980
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	950,458
690,000	5.050	09/01/35	438,088
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)
42,425,000	7.500	12/01/24	36,854,173
Los Angeles Unified School District GO Bonds Series 2009 F (AA-/Aa3)
2,000,000	5.000	01/01/34	1,866,320
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A)(d)
1,330,000	0.000	08/01/27	441,015
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/A2)(d)
1,000,000	0.000	08/01/24	435,690
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,113,727

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Northern California Gas Authority No. 1 Gas Project RB Series 2007 (A+/A2)(b)
$8,000,000	1.439%	07/01/19	$5,504,720
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa2)(d)
14,530,000	0.000	08/01/31	3,633,372
15,195,000	0.000	08/01/32	3,497,433
12,805,000	0.000	08/01/33	2,739,758
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa2)(d)(f)
10,750,000	0.000	08/01/38	6,041,822
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (A+/A2)(d)
1,805,000	0.000	08/01/25	672,435
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A3)(d)
1,420,000	0.000	08/01/25	573,723
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/A1)(d)
1,580,000	0.000	08/01/24	636,993
1,595,000	0.000	08/01/25	593,276
Silicon Valley Tobacco Securitization Authority RB Turbo Capital Appreciation Bonds for Santa Clara County Corp. Series 2007 A (BBB)(d)
17,000,000	0.000	06/01/36	1,238,960
73,990,000	0.000	06/01/47	1,791,298
Silicon Valley Tobacco Securitization Authority RB Turbo Capital Appreciation Bonds for Santa Clara County Corp. Series 2007 B (BBB)(d)
13,505,000	0.000	06/01/47	305,483
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
2,000,000	5.375	06/01/38	1,255,020
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
7,350,000	5.125	06/01/46	4,021,626
Vallejo California Sanitation & Flood Control District COPS Series 1993 (NATL-RE FGIC) (A)
186,000	5.000	07/01/19	179,191

			242,257,032

Colorado — 0.7%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A-/Baa1)
1,010,000	5.000	03/01/25	903,586
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-)
6,850,000	5.000	12/01/35	4,774,313
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	2,996,550

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
Denver Colorado city & County Special Facilities Airport RB Refunding for United Air Lines Project Series 2007 A (B-/Caa1)
$9,000,000	5.750%	10/01/32	$5,710,410
Park Meadows Business Improvement District RB Series 2007
475,000	5.300	12/01/27	348,488
720,000	5.350	12/01/31	510,480
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,455,773

			16,699,600

Delaware — 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A
6,698,000	5.450	07/01/35	4,055,639
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B
200,000	5.125	07/01/35	122,626

			4,178,265

District of Columbia — 0.7%
District of Columbia Hospital RB for Children’s Hospital Obligation Series 2005 Subseries 2 (FSA) (AAA)
5,000,000	5.450	07/15/35	4,864,450
District of Columbia Hospital RB for Children’s Hospital Obligation Series 2005 Subseries 3 (FSA) (AAA/Aa3)
10,000,000	5.450	07/15/35	9,728,900
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (BBB)
900,000	4.000	06/01/16	689,715

			15,283,065

Florida — 17.2%
Aberdeen Community Development District Special Assessment Series 2006-1
1,980,000	5.250	11/01/15	898,445
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A
4,610,000	6.300	05/01/35	2,978,705
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A
1,855,000	5.375	05/01/37	949,816
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-1
39,980,000	5.500	05/01/36	20,471,359
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-2
26,300,000	5.250	05/01/36	12,916,719
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 B-2
5,335,000	5.100	05/01/16	4,018,109
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
27,705,000	5.350	05/01/36	14,426,548
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005
5,555,000	5.500	05/01/14	3,088,080

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Baywinds Community Development District Special Assessment Series 2006 B
$6,805,000	4.900%	05/01/12	$3,500,356
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	4,849,880
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B
9,615,000	5.800	05/01/34	6,374,072
Belmont Community Development District Special Assessment for Capital Improvement Series 2006 B(c)
9,785,000	5.125	11/01/14	2,377,461
Bluewaters Community Development District Special Assessment Series 2004
380,000	6.000	05/01/35	297,483
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)(g)
2,500,000	7.000	04/01/39	2,530,875
Bridgewater Community Development District Special Assessment Series 2004 A
12,745,000	6.000	05/01/35	6,622,684
Cedar Pointe Community Development District Special Assessment for Capital Improvement Series 2005 A
5,720,000	5.375	05/01/35	3,092,404
Channing Park Community Development District Special Assessment Series 2007
5,140,000	5.300	05/01/38	2,587,476
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005
1,360,000	5.000	05/01/15	983,606
Concorde Estates Community Development District Special Assessment Series 2004 A
5,200,000	5.850	05/01/35	2,702,024
Concorde Estates Community Development District Special Assessment Series 2004 B
685,000	5.000	05/01/11	423,351
Connerton West Community Development District Special Assessment for Capital Improvement Series 2007 B
6,410,000	5.125	05/01/16	3,602,869
Copper Oaks Community Development District Special Assessment Series 2005 B
215,000	4.875	05/01/10	185,349
Cory Lakes Community Development District for Special Assessment Series 2001 A
415,000	8.375	05/01/17	408,526
Cory Lakes Community Development District for Special Assessment Series 2001 B
515,000	8.375	05/01/17	504,118
Country Greens Community Development District Special Assessment Series 2003
5,710,000	6.625	05/01/34	4,322,127
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	104,095

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C
$3,535,000	7.050%	05/01/15	$3,293,701
Durbin Crossing Community Development District Special Assessment Series 2005 A
45,515,000	5.500	05/01/37	24,135,694
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
7,000,000	4.875	11/01/10	4,771,550
Enclave at Black Point Marina Community Development Special Assessment Series 2007 A
1,000,000	5.400	05/01/37	479,830
Enclave at Black Point Marina Community Development Special Assessment Series 2007 B
1,790,000	5.200	05/01/14	963,092
Fishhawk Community Development District II Special Assessment Series 2007 A
2,385,000	5.250	05/01/38	1,242,227
Fishhawk Community Development District II Special Assessment Series 2007 B
1,160,000	5.000	05/01/12	713,539
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B(c)
1,375,000	4.850	05/01/11	738,801
Gateway Services District Water & Sewer RB Refunding Series 2003
1,880,000	6.000	10/01/19	1,708,187
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-)
5,310,000	5.000	06/01/38	3,979,261
Hammocks Community Development District Special Assessment Series 2005 B
605,000	4.875	11/01/10	411,303
Harbour Isles Community Development District Special Assessment Series 2004
4,130,000	6.125	05/01/35	2,668,352
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,170,000	6.200	05/01/35	1,057,481
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,580,000	5.600	05/01/36	4,972,711
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
50,000	5.000	11/01/09	48,573
Heritage Isle at Viera Community Development District Special Assessment Series 2005
6,995,000	5.550	05/01/37	4,005,267
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,000,756
Highlands Community Development District Special Assessment Series 2005
3,730,000	5.550	05/01/36	1,854,220

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Killarney Community Development District Special Assessment Series 2004 A
$2,395,000	6.000%	05/01/35	$1,258,309
Killarney Community Development District Special Assessment Series 2004 B(c)
1,750,000	5.125	05/01/16	1,049,720
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
1,945,000	7.450	05/01/22	1,910,146
3,370,000	7.500	05/01/32	3,255,487
Lakewood Ranch Community Development District No. 6 Special Assessment Series 2005 A
5,000	5.700	05/01/36	3,306
Lakewood Ranch Stewardship District BANS Series 2009
15,395,000	7.500	06/01/11	15,361,439
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,240,000	4.875	08/01/10	3,153,542
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
8,185,000	5.000	05/01/13	5,559,006
Landmark at Doral Community Development District Special Assessment Series 2006 A
4,000,000	5.500	05/01/38	1,594,360
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+)
13,750,000	5.125	11/15/36	8,818,288
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+)
40,000	5.000	11/15/10	39,537
60,000	5.000	11/15/11	58,511
1,000,000	5.000	11/15/13	938,620
4,000,000	5.000	11/15/22	3,050,120
10,000,000	5.000	11/15/29	6,709,400
Legends Bay Community Development District RB Series 2007 A
2,725,000	5.875	05/01/38	1,360,156
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,720,000	5.850	05/01/35	4,525,070
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
6,880,000	5.000	11/01/09	4,126,555
Longleaf Community Development District Special Assessment Refunding Series 2005
5,730,000	5.400	05/01/30	3,257,792
Longleaf Community Development District Special Assessment Refunding Series 2006
2,790,000	5.375	05/01/30	1,843,716
Longleaf Community Development District Special Assessment Series 2001(c)
620,000	7.250	05/01/16	371,671
Marshall Creek Community Development District Special Assessment Series 2002
2,715,000	6.625	05/01/32	1,934,003

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B
$2,915,000	6.150%	11/01/14	$1,703,555
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005
4,455,000	5.250	05/01/15	3,271,574
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,235,000	6.800	05/01/31	3,709,902
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
425,000	6.950	05/01/31	366,767
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,365,000	6.850	05/01/31	1,134,725
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,600,000	5.500	05/01/10	1,541,152
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB)
4,720,000	5.375	11/15/28	3,006,876
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Series 2001 A (BB/Ba2)
2,705,000	6.125	11/15/11	2,636,807
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Series 2004 (BB/Ba2)
13,600,000	6.750	11/15/29	10,178,104
Middle Village Community Development District Special Assessment Series 2004 A
5,060,000	5.800	05/01/22	3,829,509
9,610,000	6.000	05/01/35	6,600,533
Naturewalk Community Development District Florida Special Assessment Series 2007 B
1,970,000	5.300	05/01/16	1,075,797
New River Community Development District Special Assessment Series 2006 A
2,365,000	5.350	05/01/38	1,001,199
New River Community Development District Special Assessment Series 2006 B
8,980,000	5.000	05/01/13	3,857,808
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	872,190
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B(c)
4,845,000	5.125	05/01/16	2,335,678
Panther Trace II Community Development District Special Assessment Series 2005 A
6,545,000	5.600	05/01/35	3,837,661
Panther Trails Community Development District Special Assessment Series 2005 (BBB-)
3,640,000	5.600	05/01/36	2,738,263
Park Place Community Development District Special Assessment Series 2003
4,205,000	6.375	05/01/34	3,032,436

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Parker Road Community Development District Special Assessment Series 2007 A
$2,470,000	5.600%	05/01/38	$1,294,008
Parklands Lee Community Development District Special Assessment Series 2004 A
3,765,000	5.800	05/01/35	1,797,223
Parklands Lee Community Development District Special Assessment Series 2004 B(c)
240,000	5.125	05/01/11	106,416
Parklands West Community Development District Special Assessment Series 2001 A
3,110,000	6.900	05/01/32	2,206,732
Parkway Center Community Development District Special Assessment Series 2000 A(h)
460,186	8.250	05/01/10	492,178
Paseo Community Development District Capital Improvement RB Series 2005 A
10,095,000	5.400	05/01/36	5,175,807
Pine Island Community Development District RB Series 2004
1,725,000	5.300	11/01/10	1,634,834
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.750	05/01/35	3,181,323
Reunion East Community Development District Special Assessment Series 2002 A
16,895,000	7.200	05/01/22	12,259,012
River Hall Community Development District Special Assessment for Capital Improvement Series 2005
6,820,000	5.450	05/01/36	3,066,818
Riverwood Estates Community Development District Special Assessment Series 2006 A(c)
9,370,000	5.350	05/01/37	2,342,500
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B
4,150,000	5.500	05/01/15	3,131,631
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,670,000	5.000	05/01/16	1,467,512
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006
1,580,000	5.750	05/01/15	794,424
4,000,000	6.100	05/01/25	1,791,920
16,985,000	6.125	05/01/37	7,592,805
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1(c)
230,000	5.125	11/01/09	71,311
South Fork East Community Development District Special Assessment for Capital Improvement Series 2007 A
20,000	6.500	05/01/38	9,916
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
7,930,000	5.800	05/01/35	3,803,704
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004
3,265,000	5.850	05/01/34	1,989,920

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
$325,000	5.300%	05/01/10	$315,510
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,765,000	6.500	11/15/39	5,847,036
Sterling Hill Community Development District Special Assessment Series 2003 B
515,000	5.500	11/01/10	465,843
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,335,000	5.900	05/01/34	1,958,345
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,480,000	6.800	10/01/32	5,525,820
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,405,000	6.900	10/01/34	3,777,111
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B(c)
100,000	5.000	05/01/15	35,000
Tisons Landing Community Development District Special Assessment Series 2005 A(c)
2,180,000	5.625	05/01/37	758,117
Tisons Landing Community Development District Special Assessment Series 2005 B(c)
3,475,000	5.000	11/01/11	1,045,210
Village Center Community Development District Recreational RB Subseries 1998 B
1,570,000	8.250	01/01/17	1,573,014
Village Center Community Development District Recreational RB Subseries 1998 C
1,930,000	7.375	01/01/19	1,847,126
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	3,619,399
Village Center Community Development District Recreational RB Subseries 2004 B
5,150,000	5.875	01/01/15	4,774,771
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
1,955,000	5.400	05/01/20	1,272,783
6,365,000	5.700	05/01/35	3,480,446
Villasol Community Development District RB Series 2003 A
3,900,000	6.600	05/01/34	2,591,784
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B
920,000	5.000	11/01/12	602,324
Wentworth Estates Community Development District Special Assessment Series 2006 B
7,590,000	5.125	11/01/12	4,273,701
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,135,000	5.500	05/01/37	5,686,461

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
$3,855,000	6.000%	05/01/23	$2,728,453
World Commerce Community Development District Special Assessment Series 2004 A-1(c)
925,000	6.250	05/01/22	350,011
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B(c)
1,790,000	5.250	05/01/13	907,369

			397,816,000

Georgia — 2.0%
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	903,523
1,750,000	5.600	01/01/30	1,330,227
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
5,675,000	5.500	01/01/34	4,147,006
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998(c)
3,900,000	5.450	05/01/23	263,835
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A
2,530,000	5.250	11/01/28	1,862,991
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,299,743
Marietta Development Authority RB Refunding for University Facilities-Life University, Inc. Project Series 2008 (Ba3)
2,500,000	7.000	06/15/39	2,099,800
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+)(b)
46,820,000	1.459	10/01/33	28,605,615
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (BBB/Baa3)
7,000,000	5.000	08/01/30	5,144,720

			45,657,460

Guam — 1.1%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-)
2,400,000	5.375	12/01/24	2,313,456
3,000,000	5.625	12/01/29	2,868,420
2,750,000	5.750	12/01/34	2,646,902
Guam Government GO Bonds Series 2009 A (B+)
5,000,000	6.750	11/15/29	4,864,850
14,000,000	7.000	11/15/39	13,859,160

			26,552,788

Idaho — 0.3%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	1,127,581
3,145,000	5.250	09/01/26	2,493,671
3,335,000	5.250	09/01/37	2,384,158

			6,005,410

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — 2.5%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
$5,000,000	6.750%	12/01/32	$3,803,200
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
220,000	5.400	03/01/16	198,944
1,450,000	5.625	03/01/36	903,437
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-)
2,500,000	5.000	02/15/15	2,208,150
6,000,000	5.375	02/15/25	4,358,040
4,000,000	5.625	02/15/37	2,628,680
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
28,740,000	6.750	10/01/46	21,166,435
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A
4,500,000	5.750	05/15/31	3,095,595
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	4,397,960
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (Ca)(c)
6,905,000	5.000	06/01/24	3,107,181
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Subseries Series 2004 B (C)(c)
2,075,000	5.000	06/01/24	311,250
4,000,000	5.375	06/01/35	600,000
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,173,846
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-)
1,900,000	5.125	08/15/19	1,902,014
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,750,000	6.000	03/01/36	3,082,560
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
2,961,000	5.000	03/01/16	2,298,180
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,182,000	5.750	03/01/36	2,415,523

			57,650,995

Indiana — 0.2%
Anderson Indiana Economic Development Revenue Refunding & Improvement RB for Anderson University Project Series 2007 (BBB-)
1,355,000	5.000	10/01/24	1,022,998
1,500,000	5.000	10/01/32	1,018,785
Indianapolis Airport Authority RB for Special Facilities United Air Lines, Inc. Project Series 1995 A (AMT)(c)
7,798,283	6.500	11/15/31	253,444
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,010,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007(i)
$2,000,000	5.500%	09/01/27	$1,498,920

			5,804,147

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (A3)
2,250,000	5.250	06/01/26	2,188,485
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (Baa1)
500,000	5.125	06/01/39	412,075
850,000	5.000	06/01/47	670,174
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E
1,355,000	5.750	05/15/31	932,118
Tobacco Settlement Authority Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
9,270,000	5.625	06/01/46	5,599,358

			9,802,210

Kansas — 0.1%
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	603,295
1,565,000	5.125	09/01/28	1,028,362

			1,631,657

Kentucky — 0.2%
Kentucky Economic Development Finance Authority RB Capital Appreciation for Louisville Series 2008 A-2 (ASSURED GTY) (AAA/Aa2)(d)
4,580,000	0.000	12/01/22	2,081,885
3,920,000	0.000	12/01/23	1,680,073
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (A/Baa1)(d)
1,720,000	0.000	10/01/22	662,630
Kentucky Economic Development Finance Authority RB Refunding for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	488,565

			4,913,153

Louisiana — 0.1%
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
2,000,000	5.250	11/15/13	1,935,980

Maryland — 1.0%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	509,154
15,155,000	5.875	09/01/39	10,017,607
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	3,475,108
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
2,910,000	6.500	07/01/31	2,209,563
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003
3,739,000	7.000	07/01/33	3,099,855

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
$2,590,000	5.000%	09/01/30	$1,928,152
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
500,000	5.300	01/01/37	286,955
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
3,000,000	5.500	07/01/42	2,587,170

			24,113,564

Massachusetts — 0.8%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	1,869,667
2,000,000	5.625	04/01/29	1,409,980
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-)
5,000,000	5.250	07/01/30	3,017,600
7,530,000	5.500	07/01/40	4,392,174
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	8,966,564

			19,655,985

Michigan — 4.3%
Detroit Michigan GO Bonds Series 2004 A-1 (AMBAC) (BBB/Ba2)
2,000,000	5.250	04/01/20	1,692,920
Detroit Michigan GO Bonds for Capital Improvement Limited Tax Series 2008 A-1 (BB/Ba3)
10,175,000	5.000	04/01/16	8,128,807
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Bonds Floating LIBOR Notes 2006 D (FSA) (AAA/Aa3)(b)
14,630,000	1.409	07/01/32	9,335,549
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
3,570,000	5.375	07/01/28	2,699,563
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,210,413
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa3)
1,530,000	5.000	05/15/26	1,158,853
2,000,000	5.000	05/15/34	1,374,240
Michigan State Strategic Fund Limited Obligation Variable Rate RB Refunding for The Detroit Edison ET-1 RMKT 06/01/09 Series 2008 (A/A3)(a)
5,000,000	5.250	08/01/14	5,027,150
Michigan State Strategic Fund Limited Obligation Variable Rate RB Refunding for The Detroit Edison ET-2 RMKT 06/01/09 Series 2008 (A/A3)(a)
5,000,000	5.500	08/01/16	5,034,700
Michigan State Strategic Fund Limited Obligation Variable Rate RB Refunding for The Detroit Edison RMKT 06/01/09 Series 2008 (A/A3)
4,000,000	5.625	07/01/20	4,011,320
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BBB)(d)
206,775,000	0.000	06/01/52	2,510,248

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (BBB-)(d)
$70,100,000	0.000%	06/01/52	$614,777
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB/Baa3)
3,000,000	5.375	06/01/26	2,245,260
3,500,000	5.500	06/01/35	2,415,560
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	45,268,400
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995(c)
3,250,000	6.750	12/01/15	74,656
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2005 (NATL-RE) (A/A2)
6,405,000	5.250	12/01/21	5,781,986

			98,584,402

Minnesota — 0.5%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-)
7,500,000	7.250	06/15/32	6,897,900
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
7,475,000	5.625	06/01/37	5,484,408

			12,382,308

Mississippi — 0.2%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	859,600
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB)
3,000,000	5.250	12/01/21	2,616,630
1,825,000	5.250	12/01/26	1,485,842

			4,962,072

Missouri — 0.7%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A
1,635,000	6.000	07/01/37	1,095,728
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT)
11,000,000	6.000	07/01/25	7,973,130
3,000,000	6.000	07/01/37	1,908,810
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
250,000	5.250	10/01/21	162,080
385,000	5.400	10/01/26	239,666
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
900,000	5.000	11/01/23	668,421
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
1,000,000	6.250	01/01/24	778,300
2,500,000	6.500	01/01/35	1,826,550

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
$1,275,000	6.250%	01/01/30	$958,150
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	867,813
Strother Interchange Transportation Development District-Lees Summit RB Series 2006
675,000	5.000	05/01/24	475,254

			16,953,902

Nevada — 0.8%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,395,000	5.800	08/01/15	1,253,923
4,775,000	6.100	08/01/18	4,049,391
3,815,000	6.375	08/01/23	3,029,568
Clark County Industrial Development RB Refunding for Nevada Power Co. Project Series 1995 C (BB+)
710,000	5.500	10/01/30	658,788
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	150,000
1,250,000	7.375	01/01/30	62,500
16,000,000	7.375	01/01/40	800,000
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
1,030,000	4.900	03/01/17	486,098
1,505,000	5.000	03/01/20	707,184
800,000	5.100	03/01/22	375,360
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,375,000	5.000	09/01/25	860,049
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,295,000	5.900	06/01/17	963,169
1,330,000	5.900	06/01/18	959,928
485,000	6.000	06/01/19	343,133
4,850,000	6.250	06/01/24	3,151,287

			17,850,378

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
1,000,000	5.500	07/01/25	851,910
1,400,000	5.875	07/01/34	1,160,474
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	861,357
2,050,000	5.250	06/01/36	1,529,075

			4,402,816

New Jersey — 1.5%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
710,000	5.750	01/01/25	577,699

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
$7,500,000	5.500%	04/01/28	$4,464,600
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	6,931,440
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	698,730
500,000	6.625	07/01/31	382,075
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
16,970,000	6.625	07/01/38	13,806,792
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,442,910
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(d)
164,600,000	0.000	06/01/41	5,742,894

			34,047,140

New Mexico — 0.3%
Farmington New Mexico PCRB Refunding for Public Service Co. RMKT 12/01/97 Series 1997 A (BB+/Baa3)
4,290,000	5.800	04/01/22	3,958,726
Farmington New Mexico PCRB Refunding for Public Service Co. RMKT 12/01/97 Series 1997 C (BB+/Baa3)
580,000	5.800	04/01/22	535,213
Farmington New Mexico PCRB Refunding for San Juan Project RMKT 04/01/06 Series 2003 B (BB+/Baa3)
2,000,000	4.875	04/01/33	1,438,800
Farmington New Mexico PCRB Refunding RMKT 12/01/97 Series 1997 B (BB+/Baa3)
945,000	5.800	04/01/22	872,027
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	439,555
1,000,000	6.000	09/01/32	666,280

			7,910,601

New York — 1.0%
Chautauqua Tobacco Asset Securitization Corp. RB Series 2000 (BBB+)
1,020,000	6.750	07/01/40	853,291
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (B+/Ba2)
975,000	6.375	07/01/31	804,443
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (B/Ba2)
1,430,000	6.450	07/01/32	1,185,627

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Industrial Development Agency RB Capital Appreciation for Yankee Stadium — Pilot Series 2009 (ASSURED GTY) (AAA/Aa2)(d)
$10,210,000	0.000%	03/01/42	$1,221,320
10,430,000	0.000	03/01/44	1,095,463
9,075,000	0.000	03/01/46	836,897
New York City Industrial Development Agency RB for Queens Baseball Stadium — Pilot Series 2009 (ASSURED GTY) (AAA/Aa2)
1,000,000	6.125	01/01/29	1,077,880
3,000,000	6.375	01/01/39	3,198,840
5,000,000	6.500	01/01/46	5,339,000
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
14,010,000	5.400	07/01/20	6,732,226

			22,344,987

North Carolina — 0.4%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT)
6,760,000	5.600	07/01/27	4,046,671
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage United Methodist Church Series 2005 C
1,500,000	5.250	10/01/24	1,260,000
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (BBB-)
2,505,000	5.500	10/01/13	2,482,430
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005 A
500,000	5.250	09/01/21	443,180

			8,232,281

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
1,500,000	5.125	07/01/29	1,175,490

Ohio — 5.5%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
112,430,000	6.500	06/01/47	69,654,882
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
28,290,000	5.375	09/15/27	18,540,135
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
690,000	5.000	05/15/20	537,779
Cleveland-Cuyahoga County Port Authority RB for Perrysburg Project Series 2006 (BBB+)
1,020,000	4.800	11/15/35	669,140
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	11,064,635
15,000,000	5.000	01/01/37	9,742,650

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
$1,000,000	5.000%	12/01/22	$653,740
1,000,000	5.000	12/01/32	550,860
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Solution Corp. Series 2009 C (BBB/Baa1)
6,000,000	5.625	06/01/18	5,985,120
Ohio State Water Development Authority Pollution Control Facilities PCRB Refunding for FirstEnergy Solution Corp. Series 2009 A (BBB/Baa1)(a)
6,000,000	5.875	06/01/16	6,141,240
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	1,706,375
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond Fund-Preston Series 2006 B (BBB-)
2,040,000	4.800	11/15/35	1,150,152

			126,396,708

Oklahoma — 1.0%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
4,725,000	5.000	12/01/27	3,706,054
Tulsa Municipal Airport Trust RB for American Airlines, Inc. Project Series 1995 (B-/Caa2)
21,000,000	6.250	06/01/20	15,611,820
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	1,859,220
1,365,000	6.000	05/01/31	1,076,985

			22,254,079

Oregon — 0.4%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007
4,750,000	5.500	03/01/37	3,492,438
Gilliam County Solid Waste Disposal RB for Waste Management, Inc. Convertible 05/05/04 Series 2000 A (BBB)(a)
2,500,000	6.000	05/03/10	2,512,525
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (B/B2)
195,000	6.350	08/01/25	154,159
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C
2,510,000	7.000	12/01/34	2,143,113

			8,302,235

Pennsylvania — 6.8%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB/Ba3)
40,265,000	5.000	11/15/28	25,442,246
80,580,000	5.375	11/15/40	48,053,883
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB-/Ca)
6,675,000	6.000	11/15/16	5,695,644
Chester Economic Development Authority RB Guaranteed Series 2004
8,640,000	7.000	03/01/19	8,065,267

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Geisinger Authority Health System Variable RB for Geisinger Health System Series 2007 (AA/Aa2)(b)
$48,000,000	1.458%	05/01/37	$30,886,080
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	2,425,320
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,583,793
1,775,000	5.300	02/01/13	1,584,418
2,000,000	6.125	02/01/28	1,273,780
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2002 A (BB-/B1)
4,000,000	6.750	12/01/36	3,711,200
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2003 A (BB/B1)
3,900,000	6.750	12/01/36	3,618,420
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward LLC Project Series 2001 A (BB-/B1)
7,000,000	6.750	12/01/36	6,494,600
Pennsylvania Economic Development Financing Authority Exempt Facilities Variable RB for Exelon Generation Series 2003 A (BBB/A3)(a)
2,000,000	5.000	06/01/12	2,010,740
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
3,000,000	5.250	09/01/26	2,411,040
3,000,000	5.250	09/01/31	2,297,010
2,000,000	5.250	09/01/36	1,486,560
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	445,705
4,825,000	6.200	07/01/17	4,001,228
6,840,000	6.250	07/01/20	5,323,298

			156,810,232

Puerto Rico — 7.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
12,235,000	6.000	07/01/38	11,065,946
8,465,000	6.000	07/01/44	7,637,292
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (BBB/Baa3)(b)
38,250,000	1.339	07/01/45	16,147,238
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/Baa1)
36,000,000	5.250	07/01/35	31,815,720
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/Baa3)
4,680,000	5.500	07/01/21	4,373,273
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 F (CIFG-TCRS/COMWLTH GTD) (BBB-/Baa3)
11,500,000	5.250	07/01/17	11,462,855

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/Baa3)
$2,000,000	6.250%	07/01/23	$1,998,120
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Ba1)(a)
845,000	5.750	02/01/12	849,757
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC — Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(a)
9,585,000	5.250	02/01/12	9,525,669
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation First Subordinate Series 2009 A (A+/A2)(d)(f)
32,000,000	0.000	08/01/32	20,126,400
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subordinate 2009 A (A+/A2)
41,500,000	6.000	08/01/42	40,450,465
Puerto Rico Sales Tax Financing Corp. Sales Tax RB for Rolls RR II R-11758-1 Series 2009 (AA-)(e)(i)
16,665,000	15.461	12/01/47	16,737,659

			172,190,394

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 A (BBB)(d)
78,950,000	0.000	06/01/52	848,713
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 B (BBB-)(d)
85,300,000	0.000	06/01/52	748,081

			1,596,794

South Carolina — 0.7%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (CC)(d)
15,000,000	0.000	01/01/33	1,402,200
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A
4,304,000	6.875	11/01/35	2,970,922
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A
4,935,000	5.750	12/01/37	1,972,618
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,230,000	5.700	01/01/24	8,975,230

			15,320,970

South Dakota — 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	4,381,950

Tennessee — 1.4%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,233,738

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
$750,000	5.000%	10/01/15	$684,367
11,710,000	5.000	10/01/25	8,904,870
14,500,000	5.125	10/01/35	10,144,490
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	725,240
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+)
2,000,000	5.250	04/01/36	1,618,100
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT)(a)
9,080,000	5.750	04/01/25	6,331,938
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(b)
1,840,000	1.700	04/01/25	1,563,963
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,576,300

			32,783,006

Texas — 10.0%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+)
56,170,000	5.250	12/01/29	22,475,302
25,000,000	5.750	12/01/29	10,002,250
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
9,785,000	9.750	01/01/26	9,200,542
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC/Caa2)
17,740,000	5.000	03/01/41	8,161,819
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa2)(a)
8,000,000	5.750	11/01/11	6,227,120
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa2)
9,275,000	6.750	10/01/38	4,452,278
Dallas County Flood Control District GO Bonds Refunding Series 2002(i)
6,000,000	7.250	04/01/32	5,999,040
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
12,750,000	6.000	11/01/14	7,538,820
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
46,720,000	6.375	05/01/35	21,026,803
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(c)
3,250,000	7.625	11/01/21	213,525

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (CCC+)
$16,450,000	5.500%	11/01/30	$7,404,474
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (Ba2)
12,980,000	6.150	01/01/16	11,504,434
Gulf Coast Waste Disposal Authority RB Refunding Series 2002 A (BBB/Baa3)
8,115,000	6.100	08/01/24	7,147,205
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	664,620
Matagorda County Navigation District No. 1 PCRB Refunding for Central Power and Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,274,204
McLennan County Public Facility Corp. Project RB Series 2009 (AA-)
17,960,000	6.625	06/01/35	18,874,882
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
2,025,000	5.500	02/15/25	1,602,403
4,115,000	5.625	02/15/35	2,973,828
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
4,200,000	7.200	01/01/21	3,673,656
5,000,000	7.250	01/01/31	4,113,500
North Texas Tollway Authority RB Refunding for Toll Second Tier Series 2008 F (BBB+/A3)
30,510,000	5.750	01/01/38	29,273,735
Rio Grande Valley Health Facilities Development Corp. Texas Hospital RB for Valley Health Medical Centre Project Series 1992 A (NATL-RE) (A/Baa1)
8,500,000	6.375	08/01/22	8,330,000
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC/Caa2)
5,950,000	5.200	05/01/28	2,916,928
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (CCC/Caa2)
7,110,000	6.450	06/01/21	3,415,644
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa2)(a)
16,265,000	5.500	11/01/11	12,661,164
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
4,075,000	5.125	05/15/37	2,867,333
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health System Project Series 2001 (BBB/Baa3)
2,000,000	6.750	05/15/21	2,023,320
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
250,000	5.000	07/01/15	221,365
8,650,000	5.000	07/01/20	6,769,923
5,850,000	5.000	07/01/23	4,301,037

			231,311,154

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Utah — 0.3%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
$7,080,000	6.375%	08/15/11	$6,848,130

Vermont — 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,108,650
1,840,000	5.375	05/01/36	1,242,920

			2,351,570

Virginia — 0.7%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
1,000,000	5.000	01/01/31	686,000
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
520,000	5.600	12/01/25	376,548
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	3,643,750
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A
1,750,000	6.000	08/01/24	1,474,882
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	412,860
1,100,000	6.125	01/01/35	841,445
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	565,043
1,000,000	5.300	09/01/31	717,740
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C-1 (BBB)(d)
137,195,000	0.000	06/01/47	3,048,473
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
500,000	5.000	11/01/22	392,230
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,370,600

			16,529,571

Washington — 0.2%
Terrace Heights Sewer District RB for Refunding and Capital Improvement Series 2006
680,000	4.750	01/01/29	571,737
1,075,000	5.000	01/01/33	887,380
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa2)
750,000	6.000	08/15/39	754,462
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa2)
1,750,000	6.000	08/15/39	1,760,413

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington Health Care Facilities Authority RB Series 2007 C (Radian) (BBB/Baa2)
$2,000,000	5.500%	08/15/42	$1,509,220

			5,483,212

West Virginia — 0.0%
Ohio County Commission Sewage System Tax Allocation for Fort Henry Centre Financing District Series 2007 A
640,000	5.850	06/01/34	465,510

Wisconsin — 3.4%
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
1,500,000	6.100	05/01/34	1,343,535
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	4,516,938
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,023,078
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	2,477,730
3,800,000	5.250	03/01/35	2,891,420
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
11,365,000	5.250	08/15/21	9,716,393
9,700,000	5.250	08/15/23	8,048,090
7,565,000	5.250	08/15/24	6,183,026
9,715,000	5.250	08/15/25	7,821,935
5,000,000	5.250	08/15/34	3,695,550
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 1993 (NATL-RE) (A/Baa1)
15,000,000	5.750	08/15/22	13,791,900
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
5,000,000	5.250	08/15/25	4,025,700
1,585,000	5.125	08/15/33	1,139,234
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	976,548
2,385,000	5.800	08/01/29	1,714,386
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
10,970,000	5.125	08/15/30	8,031,466

			77,396,929

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$2,143,898,340

Other Municipals — 2.3%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (Aaa)(a)(i)
$9,000,000	5.750%	04/30/15	$8,920,440

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(a)(i)
$8,000,000	5.125%	09/30/15	$5,591,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Ba2)(a)(i)
4,000,000	7.750	11/01/10	2,704,800
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)
4,000,000	5.200	09/30/14	2,676,560
8,000,000	5.300	09/30/15	5,272,160
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3)(a)(i)
3,000,000	5.400	09/30/14	1,917,540
3,000,000	5.800	09/30/19	1,794,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Ba1)(a)(i)
6,000,000	5.900	09/30/20	3,015,960
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (Baa1)(a)(i)
4,000,000	4.950	09/30/12	2,877,440
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa3)(a)(i)
3,000,000	5.500	09/30/15	1,887,240
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (Baa1)(a)(i)
6,000,000	4.900	09/30/14	4,254,480
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa3)(a)(i)
5,000,000	4.700	09/30/09	3,374,600
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 Class A (A2)(i)
8,409,000	4.050	05/04/10	8,507,638

TOTAL OTHER MUNICIPALS			$52,795,578

Shares	Description	Value
Common Stock — 0.0%
12,926	Delta Air Lines, Inc.(j)	$74,841

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 1.5%
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/VMIGI)(b)
$9,100,000	0.150%	07/01/09	$9,100,000

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (A-1+/VMIGI)(b)
1,600,000	0.250	07/01/09	1,600,000

New York — 0.8%
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for Second Generation Resolution Series 2005 BB-1 (A-1/VMIGI)(b)
1,900,000	0.270	07/01/09	1,900,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — (continued)
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1-D (LIQ — Landesbank Hessen-Thuringen) (A-1+/VMIGI)(b)
$8,000,000	0.180%	07/01/09	$8,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (A-1+/VMIGI)(b)
800,000	0.180	07/01/09	800,000
Tompkins County Industrial Development Agency VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (A-1+/VMIGI)(b)
8,000,000	0.180	07/01/09	8,000,000

			18,700,000

Texas — 0.2%
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (A-1+/VMIGI)(b)
5,245,000	0.300	07/01/09	5,245,000

TOTAL SHORT-TERM INVESTMENTS			$34,645,000

Shares	Rate	Value
Investment Companies — 1.8%
JPMorgan Tax Free Money Market Fund — Institutional Shares(b)
33,560,972	0.210%	$33,560,972
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares(b)
7,257,453	0.150	7,257,453

TOTAL INVESTMENT COMPANIES		$40,818,425

TOTAL INVESTMENTS — 98.5%		$2,272,232,184

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		35,312,318

NET ASSETS — 100.0%		$2,307,544,502

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2009.
(b) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2009.
(c) Security is currently in default.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(f) Security is issued with zero coupon until the next reset date.
(g) When-issued security.
(h) Prerefunded security. Maturity date disclosed is prerefunding date.
(i) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $77,031,197, which represents approximately 3.3% of net assets as of June 30, 2009.
(j) Non-income producing security.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BNY	— Insured by the Bank of New York Mellon Corp.
CIFG	— CIFC Assurance North America, Inc.
CIFG-TCRS	— CIFC Assurance North America, Inc. – Transferable Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
FHA INS	— Insured by Federal Housing Administration
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GTY AGMT	— Guaranteed Agreement
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
SWAP CONTRACT — At June 30, 2009, the Fund had an outstanding swap contract with the following terms:
CREDIT DEFAULT SWAP CONTRACT

		Notional	Rates		Credit Spread at
		Amount	Received	Termination	June 30, 2009(a)	Market
Swap Counterparty	Reference Obligation	(000’s)	by the Fund	Date	(basis points)	Value(b)

Protection Sold:
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	3.000%	06/20/19	295	$32,022

(a) Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b) There are no upfront payments on the swap contract listed above, therefore the unrealized gain on the swap contract is equal to its market value.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,009,831,463

Gross unrealized gain	45,884,716
Gross unrealized loss	(783,483,995)

Net unrealized security loss	$(737,599,279)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 95.2%
Alabama — 1.2%
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
$1,150,000	5.750%	08/01/19	$1,169,492
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
1,780,000	5.750	12/01/36	1,198,563
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,029,880
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	545,359
100,000	5.000	11/15/21	86,539
Mobile Water & Sewer Commissioners RB Series 2002 (NATL-RE FGIC) (AA-/A2)
1,000,000	5.250	01/01/18	1,024,770
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
2,900,000	5.250	06/01/37	1,978,931

			7,033,534

Alaska — 1.0%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA/Aa2)
4,000,000	5.250	12/01/34	3,983,120
Alaska State Housing Finance Corp. RB for General Mortgage Series 1999 A (NATL-RE) (AAA/Aaa)
830,000	6.000	06/01/49	833,411
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA)(a)
1,000,000	5.125	05/01/14	1,139,410

			5,955,941

Arizona — 2.4%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(b)(c)
4,170,000	1.300	02/02/15	3,580,195
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (BBB)(a)
3,410,000	5.750	07/01/14	4,001,567
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,363,086
Navajo County Pollution Control Corp. PCRB Series 2009 B (BBB-/Baa2)(b)
2,000,000	5.500	06/01/14	2,005,840
Northern Arizona University RB Series 2003 (FGIC) (A+/A2)(a)
1,235,000	5.500	06/01/14	1,431,501
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/Baa2)
500,000	5.000	01/01/26	413,755

			13,795,944

Arkansas — 0.1%
Arkansas Development Finance Authority RB for Single Family Mortgage Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA)
520,000	5.500	07/01/23	534,181

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arkansas — (continued)
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC) (BBB)
$25,000	5.100%	06/01/18	$25,337

			559,518

California — 15.8%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/A3)
1,790,000	6.125	08/15/20	1,750,029
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F1 (AA/Aa3)
4,000,000	5.500	04/01/43	3,999,640
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,078,310
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,000,000	4.800	08/01/36	1,539,440
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (BBB)
1,000,000	5.750	09/01/23	1,011,000
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (BBB)(b)
2,500,000	4.500	06/01/10	2,455,725
California State GO Bonds for Various Purposes Series 2009 (A/A2)
5,000,000	6.500	04/01/33	5,215,450
2,750,000	6.000	04/01/38	2,751,705
California State GO Bonds Refunded Balance Series 2000 (FGIC) (AAA/A2)(a)
75,000	5.250	09/01/10	79,242
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aa2)
2,000,000	5.375	10/01/19	2,058,680
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A)
1,435,000	5.750	08/15/38	1,355,716
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AA-/Aa2)(d)
6,340,000	0.000	08/01/35	1,130,612
Citrus Community College District GO Bonds for Capital Appreciation of the 2004 Election Series 2009 C (AA-/Aa3)(d)
6,500,000	0.000	06/01/34	1,271,595
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	275,519
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	273,823
Foothill-De Anza Community College District of California GO Bonds for Capital Appreciation Bonds Series 2007 B (AMBAC) (AA/Aa1)(d)
11,235,000	0.000	08/01/36	2,142,065
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
6,000,000	5.000	08/01/27	5,971,500

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 B (BBB)(d)
$60,000,000	0.000%	06/01/47	$1,382,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 C (BBB-)(d)
19,500,000	0.000	06/01/47	382,005
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-3 (AAA/Aaa)(a)
350,000	7.875	06/01/13	421,554
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-5 (AAA/Aaa)(a)
650,000	7.875	06/01/13	782,886
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
5,000,000	5.000	06/01/33	3,347,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(a)
7,800,000	5.500	06/01/13	8,723,286
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A-/A3)
3,075,000	5.000	06/01/45	2,471,439
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Senior Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
4,500,000	5.750	06/01/47	2,697,750
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(a)
1,225,000	6.750	06/01/13	1,424,344
Hacienda La Puente Unified School District of California GO Bonds for Election 2000 Series 2003 B (FSA) (AAA/Aa3)(a)
1,200,000	5.250	08/01/13	1,373,928
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (A)
120,000	5.000	08/01/35	96,256
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	416,631
Menifee Union School District Riverside County GO Bonds for 2008 Election Capital Appreciation Series 2009 C (ASSURED GTY) (AAA/Aa2)(d)
2,000,000	0.000	08/01/37	259,440
4,500,000	0.000	08/01/38	541,260
4,500,000	0.000	08/01/39	501,795
Menlo Park California GO Bonds Series 2002 (AAA/Aa1)
1,000,000	5.250	08/01/27	1,037,540
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A)(d)
1,205,000	0.000	08/01/26	432,571

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa2)
$1,000,000	5.100%	07/01/25	$1,027,270
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa2)(d)
2,150,000	0.000	08/01/31	537,629
4,150,000	0.000	08/01/32	955,206
3,500,000	0.000	08/01/33	748,860
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa2)(d)(e)
6,450,000	0.000	08/01/38	3,625,094
Sacramento County Sanitation District Financing Authority Variable RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
3,000,000	0.977	12/01/35	1,795,860
San Diego County Water Authority COPS Series 2008 A (FSA) (AAA/Aa3)
10,000,000	5.000	05/01/33	9,492,400
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AA/Aa2)
1,000,000	5.250	07/01/24	1,094,910
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aa3)
55,000	5.375	08/01/21	56,970
San Joaquin Hills Transportation Corridor Agency RB Capital Appreciation for Refunding Series 1997 A (NATL-RE) (A/Baa1)(d)
1,605,000	0.000	01/15/26	425,469
Santa Ana Unified School District COPS Series 2007 (NATL-RE) (A/A3)
5,000,000	5.250	04/01/37	4,492,450
Silicon Valley Tobacco Securitization Authority RB Turbo Capital Appreciation Bonds for Santa Clara County Corp. Series 2007 A (BBB)(d)
8,000,000	0.000	06/01/36	583,040
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
1,865,000	5.000	09/01/37	1,246,808
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA-/A1)
310,000	5.250	06/01/34	297,513
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (NATL-RE) (AA-/A3)(a)
2,835,000	5.000	08/03/09	2,835,000
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A)(d)
1,175,000	0.000	08/01/25	393,813

			90,260,628

Colorado — 1.8%
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA)
1,905,000	4.250	12/01/29	1,316,946
3,520,000	4.250	12/01/34	2,235,094

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A-/Baa1)
$800,000	5.000%	03/01/25	$715,712
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(a)
325,000	5.500	09/01/11	355,992
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-)
1,150,000	5.000	12/01/35	801,527
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(a)
275,000	6.500	11/15/11	311,391
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (A/Baa1)(d)
5,000,000	0.000	09/01/27	1,120,700
La Plata County Colorado School District No. 9-R Durango GO Bonds Series 2002 (NATL-RE)(a)
1,000,000	5.250	11/01/12	1,126,160
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (BBB-)
140,000	5.000	12/01/35	93,237
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (Aa3)
2,200,000	5.250	12/01/26	2,316,974

			10,393,733

Connecticut — 0.6%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB/Baa1)
2,150,000	5.850	09/01/28	2,161,717
Connecticut State Development Authority PCRB Refunding for The Connecticut Light & Power Co. Project RMKT 12/05/08 Series 1996 A (AMT) (BBB+/A3)(b)
1,500,000	5.250	04/01/10	1,514,460

			3,676,177

District of Columbia — 2.2%
District of Columbia Hospital RB for Children’s Hospital Obligation Group Series 2008 (FSA) (AAA)
3,000,000	5.250	07/15/45	2,739,150
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA GO of INSTN) (BBB)
100,000	4.000	06/01/16	76,635
District of Columbia RB GANS for Georgetown University Series 2007 (AMBAC/BHAC-CR) (AAA/Aa1)(d)(e)
6,185,000	0.000	04/01/40	3,032,134
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
600,000	6.250	05/15/24	571,314
1,000,000	6.500	05/15/33	804,180
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa3)
5,000,000	6.000	10/01/35	5,377,300

			12,600,713

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — 6.5%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
$1,300,000	5.000%	05/01/19	$1,104,246
Bluewaters Community Development District Special Assessment Series 2004
2,460,000	6.000	05/01/35	1,925,811
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,315,000	5.750	05/01/35	1,747,501
Coconut Cay Community Development District of Florida Special Assessment Series 2006
960,000	5.375	05/01/36	555,658
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (FSA) (AAA/Aaa)(a)
1,000,000	5.250	08/15/14	1,148,150
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
610,000	5.000	05/01/21	547,365
Crossings At Fleming Island Community Development District of Florida RB Refunding Series 2007 (NATL-RE) (A/Baa1)
125,000	4.750	10/01/36	114,300
Crossings At Fleming Island Community Development District of Florida Special Assignment Refunding for Series 2000 B (NATL-RE) (A/Baa1)
1,765,000	5.800	05/01/16	1,741,437
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,600,000	6.000	05/01/34	1,203,264
Double Branch Community Development District Special Assessment Series 2005 A (A-)
550,000	5.350	05/01/34	443,800
Florida State Municipal Power Agency RB Series 2009 A (A+/A1)
1,000,000	6.250	10/01/31	1,070,130
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A/Baa1)
2,755,000	5.375	05/01/22	2,583,529
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,850,000	5.750	05/01/35	1,419,339
Highlands County Health Facilities Authority RB Prefunded for Adventist Health Series 2005 B (ETM) (A+/A1)
60,000	5.000	11/15/09	60,932
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
300,000	5.625	03/01/24	268,872
Keys Cove Community Development District Special Assessment Series 2004
1,145,000	5.875	05/01/35	847,460
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+)
2,500,000	5.000	11/15/13	2,346,550

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Longleaf Community Development District Special Assessment Refunding Series 2006
$1,255,000	5.375%	05/01/30	$829,342
Marsh Harbour Community Development District Special Assessment Series 2005 A
860,000	5.450	05/01/36	552,051
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
945,000	6.000	05/01/35	728,094
Miami-Dade County Expressway Authority of Florida RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,005,210
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (AA/A2)
500,000	5.250	10/01/13	511,765
425,000	5.250	10/01/14	433,334
575,000	5.250	10/01/16	578,042
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,365,000	7.125	11/01/16	2,794,318
Sail Harbour Community Development District Special Assessment Series 2005 A (AA)
955,000	5.500	05/01/36	659,953
Sonoma Bay Community Development District Special Assessment Series 2005 A
625,000	5.450	05/01/36	375,000
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,028,460
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
250,000	4.625	10/01/30	143,747
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/Baa1)
1,395,000	4.500	05/01/18	1,365,105
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa2)
1,000,000	5.250	10/01/19	1,035,790
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
940,000	5.350	05/01/35	672,749
Village Community Development District No. 5 Special Assessment Series 2003 A
2,325,000	6.100	05/01/34	2,052,766
Village Community Development District No. 6 Special Assessment Series 2007
2,235,000	5.250	05/01/37	1,461,131
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005
985,000	5.600	05/01/36	693,460

			37,048,661

Georgia — 1.5%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aa3)
7,000,000	5.250	10/01/39	7,092,050
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
325,000	5.500	01/01/34	237,494

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
$5,000	6.000%	03/01/12	$5,628
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
995,000	6.000	03/01/12	1,119,315

			8,454,487

Guam — 0.4%
Guam Government GO Section 30 Series 2009 A (BBB-)
600,000	5.375	12/01/24	578,364
850,000	5.625	12/01/29	812,719
750,000	5.750	12/01/34	721,882

			2,112,965

Hawaii — 0.6%
Hawaii State Airport System RB Refunding Series 2000 B (AMT) (NATL-RE FGIC) (A/A2)
3,500,000	6.625	07/01/17	3,571,785

Idaho — 0.2%
Idaho Health Facilities Authority Variable RB for St. Luke’s Regional Medical Center Series 2008 (A2)
1,000,000	6.750	11/01/37	1,066,530

Illinois — 4.4%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (NATL-RE FGIC) (AA-/Aa3)
815,000	5.500	01/01/19	835,179
Chicago Illinois Multi-Family Housing RB for Coppin Housing Project Series 2007 A (AMT) (GNMA/FHA) (Aaa)
1,375,000	5.000	11/20/48	1,216,724
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	480,729
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
750,000	5.000	11/15/11	765,668
1,250,000	6.250	11/15/13	1,296,675
Chicago Single Family Mortgage RB for Collateral Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AA+/Aaa)
1,375,000	6.250	10/01/32	1,386,358
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (Aa3)
20,000	5.050	12/01/14	20,002
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Ba1)(b)
2,300,000	5.500	02/28/14	2,261,935
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (AAA/Aaa)(a)
2,000,000	6.250	05/01/12	2,296,660
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	337,865
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	314,140

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB)
$400,000	5.050%	08/01/29	$343,064
Illinois State GO Bonds First Series 2002 (NATL-RE) (AA-/A1)
3,000,000	5.375	07/01/19	3,164,250
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (FSA) (AAA/Aa3)
2,725,000	9.000	11/01/16	3,687,252
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Series 1999 (NATL-RE FGIC) (AAA/A2)
800,000	5.250	12/15/28	814,464
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Series Refunding 2007 (ASSURED GTY) (AAA)
2,320,000	5.500	03/01/32	2,341,437
1,240,000	4.700	03/01/33	1,134,166
Southwestern Illinois Development Authority RB for Capital Appreciation Bonds Local Government Program Series 2007 (FSA) (AAA)(d)
6,500,000	0.000	12/01/25	2,652,325

			25,348,893

Indiana — 2.2%
Bloomington Municipal Facilities Corp. RB for Economic Development Lease Rental Series 1998 (AA-/Aa3)
260,000	4.800	08/01/12	260,031
Delaware County Hospital Authority RB for Cardinal Health System Obligation Group Series 2006 (Baa3)
240,000	5.250	08/01/36	158,770
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (BBB)
125,000	4.850	07/05/15	129,426
Fall Creek Regional Waste District RB Refunding Series 2001 (NATL-RE) (A/Baa1)
100,000	4.700	03/01/13	104,582
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (A/Baa1)
300,000	4.250	07/01/13	317,190
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aa3)
290,000	4.600	02/01/13	295,942
Indiana Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	327,522
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A2)
3,900,000	5.000	02/15/39	3,139,344
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian) (BBB-)
70,000	5.500	02/15/10	70,050
Indianapolis City RB for Indianapolis Gas Utility Revenue 2nd Lien Series 2008 A (ASSURED GTY) (AAA/Aa2)(b)
3,500,000	5.000	08/15/13	3,735,060
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	580,582

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Jasper County RB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (AA/Baa1)
$650,000	5.850%	04/01/19	$650,891
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (AA+)
275,000	4.650	07/05/13	304,090
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (NATL-RE FGIC) (AA+)
400,000	5.050	07/15/15	415,288
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (NATL-RE FGIC) (Aa3)
240,000	4.625	01/15/15	245,352
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aa3)
300,000	5.000	07/10/16	310,851
Princeton City Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	277,753
Purdue University COPS Series 1998 (AA/Aa1)
50,000	4.500	07/01/09	50,000
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aa3)
200,000	4.600	07/01/13	204,316
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation for Series 2006 (A)
1,400,000	5.250	02/01/31	1,179,108

			12,756,148

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (A3)
1,325,000	5.250	06/01/22	1,333,308
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,157,193

			2,490,501

Kentucky — 1.2%
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (NATL-RE) (A)(a)
1,085,000	6.000	10/01/13	1,277,642
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (NATL-RE) (A/Baa1)
2,165,000	6.000	10/01/18	2,118,301
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A/A3)
3,750,000	6.125	02/01/37	3,724,387

			7,120,330

Louisiana — 2.0%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	572,191
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	1,985,305

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AAA/Aa2)
$1,230,000	5.250%	08/01/28	$1,270,762
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (BBB)
2,000,000	5.250	10/01/27	2,070,120
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa1)(b)
900,000	7.000	12/01/11	952,965
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,013,320
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AAA/Aa2)
500,000	6.000	01/01/23	516,045
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
2,500,000	5.125	06/01/37	2,090,500
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,220,000	5.875	05/15/39	958,542

			11,429,750

Maine — 0.4%
Maine State Housing Authority RB for Mortgage Purchase Series 2005 D-2 (AMT) (AA+/Aa1)
2,500,000	4.800	11/15/36	2,084,200

Maryland — 2.0%
Baltimore Maryland RB for Wastewater Projects Series 2005 B (NATL-RE) (AA)(a)
3,260,000	5.000	07/01/15	3,729,994
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
1,212,000	6.500	07/01/31	920,272
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (BBB-)
280,000	5.600	07/01/20	239,529
555,000	5.700	07/01/29	437,945
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A3)
500,000	5.375	08/15/24	493,105
750,000	5.500	08/15/33	715,057
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+)
2,000,000	5.250	12/01/12	1,943,580
1,025,000	5.375	12/01/14	973,986
500,000	5.625	12/01/16	463,215
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa2)
1,500,000	5.000	03/01/19	1,656,210

			11,572,893

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — 2.4%
Massachusetts Bay Transportation Authority RB Assessment Series 2004 A (AAA/Aa1)(a)
$1,000,000	5.000%	07/01/14	$1,138,130
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AAA/Aa2)
3,000,000	6.350	01/01/30	3,015,840
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (A-/A3)
3,000,000	5.750	07/01/31	2,728,500
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (BBB-)
2,275,000	5.000	08/15/35	1,444,625
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aa3)
3,750,000	5.250	07/01/12	3,769,950
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-)
575,000	5.500	07/01/40	335,392
Massachusetts State Housing Finance Agency RB for Rental Housing-Mortgage Series 1998 A (AMT) (AMBAC) (BBB)
1,700,000	5.500	07/01/40	1,301,401

			13,733,838

Michigan — 1.7%
Michigan Higher Education Student Loan Authority RB for Student Loan Series 2003 17-1 (AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	4,242,600
Michigan State Hospital Finance Authority RB Refunding for Michigan State Hospital Detroit Medical Center Series 2008 A (BHAC-CR AMBAC) (AAA/Aa1)
5,000,000	5.500	08/15/24	5,001,850
Pontiac Tax Increment Finance Authority RB Unrefunded for Tax Increment Development Series 2002 (ACA)
360,000	5.375	06/01/17	243,580

			9,488,030

Minnesota — 0.7%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,575,135
St. Paul Housing & Redevelopment Authority RB for Healthpartners Obligation Group Project Series 2006 (BBB/Baa1)
2,900,000	5.250	05/15/36	2,419,760

			3,994,895

Mississippi — 0.2%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	629,309
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (Aa2)
500,000	5.375	10/01/33	508,025

			1,137,334

Missouri — 1.0%
Jefferson County School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Aa1)
300,000	4.350	03/01/16	313,077

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/Baa1)
$270,000	4.750%	06/01/25	$223,341
4,125,000	5.000	06/01/35	3,144,488
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,120,640
Missouri State Health & Educational Facilities Authority RB for St. Luke’s Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aa3)
1,000,000	5.500	12/01/15	1,064,530

			5,866,076

Nevada — 0.9%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa3)(b)
765,000	5.450	03/01/13	798,867
Clark County School District GO Bonds Refunding Series 1998 (FSA) (AAA/Aa2)
800,000	5.500	06/15/13	868,232
Henderson Local Improvement District No. T-14 Special Assessment Refunding Senior Limited Obligation Series 2007 A (FSA) (AAA/Aa3)
850,000	4.250	03/01/12	843,923
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (BBB/Ba3)
2,200,000	5.625	01/01/32	693,462
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Subseries 2006 B
1,470,000	5.100	12/01/22	1,138,397
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
650,000	4.850	12/01/15	579,754
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa3)
250,000	4.450	07/01/12	262,917

			5,185,552

New Hampshire — 0.6%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,075,125
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB)
1,000,000	5.000	01/01/27	903,640
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA)(a)
1,000,000	5.250	08/15/13	1,144,130

			3,122,895

New Jersey — 4.1%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AAA/Aa2)
1,000,000	6.000	12/15/34	1,076,050
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (AA-/A1)
4,000,000	5.500	12/15/29	4,139,200

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
$600,000	5.000%	07/01/24	$506,472
175,000	5.500	07/01/30	145,344
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	426,055
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,034,000
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,086,120
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (ASSURED GTY) (AMT) (AAA/Aa2)
3,000,000	6.125	06/01/30	2,988,240
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,443,940
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
2,370,000	6.000	06/01/12	2,687,722
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(d)
11,250,000	0.000	06/01/41	392,513
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
300,000	6.750	06/01/13	356,844
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,034,462
3,000,000	5.000	06/01/29	1,964,760

			23,281,722

New Mexico — 1.2%
Farmington New Mexico PCRB Refunding for Public Service Co. San Juan Project Series 1997 D (BB+/Baa3)
3,530,000	6.375	04/01/22	3,429,324
New Mexico Mortgage Financial Authority RB for Sunset View Senior Apartments Series 2006 A (FNMA) (AAA)(b)
2,800,000	4.700	08/01/28	2,547,664
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (FSA) (AAA/Aa3)
1,000,000	5.250	06/01/31	1,028,590

			7,005,578

New York — 4.5%
Erie County Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (FSA) (AAA/Aa3)
4,500,000	5.750	05/01/26	4,764,285
4,500,000	5.750	05/01/29	4,672,935
New York City GO Bonds Series 2006 A (AA/Aa3)
400,000	5.000	08/01/18	422,896
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+)
2,045,000	5.000	11/01/12	2,061,646
New York City Industrial Development Agency RB for Yankee Baseball Stadium-Pilot Series 2006 (FGIC) (BBB-/Baa3)
1,500,000	5.000	03/01/31	1,303,020

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (NATL-RE FGIC) (AAA/Aa1)
$1,000,000	5.250%	08/01/14	$1,086,000
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003 109 (Aa1)
900,000	4.800	10/01/23	875,502
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (A/A3)
1,500,000	5.500	11/01/14	1,542,285
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	185,243
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,683,538
Tobacco Settlement Financing Corp. RB Series 2003 B-1C (AA-/A1)
5,905,000	5.500	06/01/21	6,052,330

			25,649,680

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(a)
2,000,000	5.125	10/01/12	2,241,620
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (BBB+/Baa1)
500,000	5.375	01/01/16	523,820
850,000	5.375	01/01/17	884,587
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AAA/Aa2)
500,000	6.000	01/01/19	527,735
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A-/A2)
450,000	5.500	01/01/13	484,960

			4,662,722

North Dakota — 0.3%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,250,000	5.125	07/01/25	1,834,830

Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
445,000	5.125	06/01/24	359,111
4,050,000	6.500	06/01/47	2,509,137
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (BBB+)
1,670,000	5.250	12/01/24	1,706,890
1,755,000	5.250	12/01/25	1,724,621
1,350,000	5.250	12/01/26	1,313,901
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+)
580,000	5.125	05/15/25	414,091

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond Fund-Preston Series 2006 B (AMT) (BBB-)
$130,000	4.800%	11/15/35	$73,294
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond Fund-Truckloan Series 2005 C (AMT) (BBB-)
410,000	5.125	11/15/25	276,832

			8,377,877

Oklahoma — 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
240,000	5.000	12/01/27	188,244
140,000	5.125	12/01/36	104,520

			292,764

Oregon — 0.7%
Deschutes County Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (A3)
1,500,000	8.250	01/01/38	1,719,480
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BB+)(a)
1,255,000	6.125	09/01/12	1,454,332
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BB+)
745,000	6.125	09/01/22	693,699

			3,867,511

Pennsylvania — 0.8%
Mifflin County School District GO Bonds Series 2007 (NATL-RE-IBC) (A/Baa1)
2,000,000	7.500	09/01/26	2,399,480
Montgomery County Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A1)(a)
150,000	5.375	11/15/14	172,715
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB+/A2)
2,000,000	6.250	11/01/31	1,723,140
Pennsylvania Higher Educational Facilities Authority RB for Moravian College Project Series 2001 (Radian) (BBB-)
150,000	5.375	07/01/23	145,624
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A1)(a)
225,000	5.375	11/15/14	259,072

			4,700,031

Puerto Rico — 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
2,000,000	6.000	07/01/38	1,808,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien RB Series 2008 A (BBB-/Baa3)(d)(e)
2,000,000	0.000	07/01/24	1,615,640
Puerto Rico Commonwealth GO Bonds for Prerefunded Public Improvement Series 2006 A (AAA/Baa3)(a)
980,000	5.250	07/01/16	1,151,079

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (AA/Baa3)
$2,000,000	6.000%	07/01/27	$2,022,100
Puerto Rico Commonwealth GO Bonds Series 2008 A (BBB-/Baa3)
2,500,000	5.375	07/01/33	2,215,825
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA-ICR) (BBB+/Aaa)(a)
2,500,000	5.000	07/01/16	2,879,325
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Ba1)
3,000,000	5.250	07/01/18	2,838,270
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,044,950
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/Baa1)
2,500,000	5.250	07/01/35	2,209,425
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	285,209
Puerto Rico Public Buildings Authority RB Refunding Government Facilities Series 2004 J (COMWLTH GTD) (BBB/Baa3)(b)
1,480,000	5.000	07/01/12	1,465,466
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Refunding Series 2004 A (LOC — Government Development Bank for Puerto Rico) (BBB-/Ba1)(b)
5,400,000	5.750	02/01/12	5,430,402
Puerto Rico Sales Tax Financing Corp. RB Capital Appreciation First Subseries 2009 A (A+/A2)(d)(e)
8,000,000	0.000	08/01/32	5,031,600

			29,998,191

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (FSA) (AAA/Aa3)
2,800,000	4.900	10/01/37	2,354,324

South Carolina — 0.5%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	1,679,925
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aa1)(a)
1,000,000	5.100	03/01/10	1,040,710

			2,720,635

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	449,145
300,000	5.250	07/01/38	256,080

			705,225

Tennessee — 2.2%
Elizabethton Tennessee Health & Educational Facilities Board RB Refunding for Improvement First Mortgage Series 2000 B (ETM) (NATL-RE) (A/Baa1)
2,000,000	6.250	07/01/15	2,163,020

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Jackson Tennessee Hospital RB Refunding and Improvement for Jackson-Madison Project Series 2008 (A+/A1)
$1,000,000	5.750%	04/01/41	$978,490
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,568,905
Johnson City Health & Educational Facilities Board Hospital RB Refunding for First Mortgage Mountain States Health Series 2000 A (ETM) (NATL-RE) (A/Baa1)
3,000,000	6.250	07/01/16	3,274,140
Knox County Health Educational & Housing Facilities Board RB for University Health Systems, Inc. Series 2007 (BBB+)
2,700,000	5.250	04/01/36	2,184,435
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA) (AAA)(b)
1,000,000	4.850	06/01/25	949,970
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
2,100,000	5.250	09/01/36	1,401,435

			12,520,395

Texas — 11.0%
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa2)
700,000	7.700	04/01/33	336,042
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa2)
1,200,000	7.700	03/01/32	576,144
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa2)(b)
1,045,000	5.750	11/01/11	813,418
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,211,688
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/Baa3)
2,675,000	5.375	02/15/29	2,397,308
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (NATL-RE) (A+/A1)
1,000,000	6.250	11/01/28	1,001,270
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,009,920
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aa3)
2,015,000	5.750	09/01/27	2,091,731
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,015,290
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aa3)(a)
1,000,000	5.375	02/15/13	1,131,450

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
$1,000,000	6.650%	04/01/32	$947,300
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	591,136
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/A1)
1,000,000	5.250	05/15/25	1,031,460
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,026,700
Matagorda County Navigation District No. 1 RB Refunding for Central Power and Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,318,551
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Power & Light Center CONV 08/21/07 Series 1996 (NATL-RE) (AMT) (AA-/Baa1)
2,500,000	5.200	05/01/30	2,019,700
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(b)
7,500,000	5.125	06/01/11	7,535,325
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
150,000	5.500	02/15/25	118,696
235,000	5.625	02/15/35	169,830
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,224,925
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
700,000	6.625	01/01/11	699,384
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (BBB)(b)
1,000,000	6.000	08/01/13	1,038,340
North Texas Tollway Authority RB Refunding for Capital Appreciation System First Tier Series 2008 I (A-/A2)(d)(e)
6,000,000	0.000	01/01/43	4,118,700
North Texas Tollway Authority RB Refunding for System First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	4,901,350
Pharr San Juan Alamo Independent School District GO Bonds for School Buildings Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,517,710
1,000,000	5.500	02/01/29	1,056,950
1,670,000	5.500	02/01/31	1,745,551
Port of Houston Authority GO Bonds Refunding Series 2008 A (AMT) (AAA/Aa1)
3,000,000	6.125	10/01/33	2,960,520
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
5,000,000	5.750	10/01/21	4,930,500
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,797,337
1,900,000	5.250	02/01/27	1,972,542

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
$425,000	5.125%	05/15/37	$299,047
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	2,812,440
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	508,723
250,000	5.000	07/01/23	183,805
Waxahachie Independent School District GO Bonds for Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (AAA/Aaa)(d)
80,000	0.000	08/15/13	64,642

			63,175,425

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,740,498

Utah — 1.1%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.700	11/01/26	1,917,040
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,125,000	5.875	07/01/39	2,091,127
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AAA/Aa2)
2,135,000	5.900	07/01/36	2,112,241

			6,120,408

Virginia — 1.1%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (A/Baa1)
1,850,000	5.250	07/15/26	1,893,013
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C-1 (BBB)(d)
2,250,000	0.000	06/01/47	49,995
Virginia Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
3,000,000	6.250	07/01/31	3,068,190
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,092,650

			6,103,848

Washington — 3.0%
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding for Improvement Series 2005 (NATL-RE) (A-/Baa1)
3,700,000	5.000	12/01/30	3,106,446
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/A1)
2,000,000	5.000	12/01/30	2,019,700
Tobacco Settlement Authority of Washington RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
3,165,000	6.625	06/01/32	2,593,496
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)
3,025,000	6.000	01/01/34	2,412,014

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
$3,000,000	6.500%	11/15/33	$3,062,070
Washington State GO Bonds for Various Purposes Series 2002 A (AA+/Aa1)
300,000	5.000	07/01/14	323,607
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	595,865
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (A-)
315,000	5.000	12/01/36	240,858
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	2,484,480
Washington State Health Care Facilities Authority Washington RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa2)
250,000	6.000	08/15/39	251,488
Washington State Health Care Facilities Authority Washington RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa2)
250,000	6.000	08/15/39	251,487

			17,341,511

West Virginia — 0.3%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+)
2,000,000	5.250	07/01/25	1,858,800

Wisconsin — 1.6%
Badger Tobacco Asset Securitization Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
1,000,000	6.375	06/01/12	1,117,650
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (A/Baa1)
5,000,000	5.875	08/15/26	4,670,000
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	290,790
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	73,077
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/24	1,430,310
1,750,000	5.250	08/15/31	1,295,595

			8,877,422

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$545,051,348

Other Municipals — 0.4%
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 Class A (A2)(f)
$959,000	4.050%	05/04/10	$970,249

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(b)(f)
$2,000,000	5.500%	09/30/15	$1,258,160

TOTAL OTHER MUNICIPALS			$2,228,409

Shares	Rate	Value
Investment Company — 3.3%
JPMorgan Tax Free Money Market Fund — Institutional Shares(c)
$19,044,454	0.210%	$19,044,454

TOTAL INVESTMENTS — 98.9%		$566,324,211

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		6,580,642

NET ASSETS — 100.0%		$572,904,853

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2009.
(c) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2009.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Security is issued with zero coupon until the next reset date.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,228,409, which represents approximately 0.4% of net assets as of June 30, 2009.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at June 30, 2009, NATL-RE 11.5%.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty Ltd.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. – Insured Custodial Receipts
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
CONV	— Converted
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GANS	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
LOC	— Letter of Credit
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. – Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. – Insured Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$604,228,432

Gross unrealized gain	14,415,142
Gross unrealized loss	(52,319,363)

Net unrealized security loss	$(37,904,221)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 91.3%
Alabama — 2.5%
Alabama Agricultural & Mechanical University RB Series 1998 (NATL-RE) (A/Baa1)
$1,000,000	4.550%	11/01/09	$1,007,200
Alabama Public Housing Authorities RB Series 2003 B (FSA) (AAA/Aa3)
3,350,000	3.850	01/01/10	3,386,347
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
1,585,000	5.000	12/01/11	1,530,587
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AAA)(a)
5,000,000	5.000	01/01/13	5,572,350
Courtland Industrial Development Board RB Refunding for International Paper Company Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,387,832
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	606,264
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (BBB/B3)
3,500,000	5.250	01/01/11	2,903,355
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AAA/Aaa)(a)
5,000,000	5.250	08/01/12	5,478,250

			21,872,185

Alaska — 0.1%
Northern Tobacco Securitization Corp. RB for Asset Backed Bonds Series 2006 A (BBB+/Baa3)
950,000	4.625	06/01/23	849,157

Arizona — 2.0%
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (A+)(b)
2,150,000	1.619	01/01/37	1,173,664
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(c)
2,500,000	1.300	02/02/15	2,146,400
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Improvement Series 2007 A (AMBAC) (BBB+/A3)
1,000,000	5.250	01/01/10	1,018,490
1,160,000	5.250	01/01/11	1,203,488
1,225,000	5.250	01/01/12	1,292,963
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,212,150
Maricopa County PCRB Refunding for Arizona Public Service Co. Series 2009 E (BBB-/Baa2)(c)
1,000,000	6.000	05/01/14	1,023,800
Navajo County Pollution Control Corp. PCRB Series 2009 B (BBB-/Baa2)(c)
3,000,000	5.500	06/01/14	3,008,760
Phoenix Civic Improvement Corp. RB Refunding for Junior Lien Series 2009 B (AAA/Aa3)
1,000,000	3.000	07/01/12	1,043,640

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (BBB)
$750,000	4.500%	10/01/09	$750,847

			17,874,202

Arkansas — 0.8%
Arkansas State GO Federal Highway Series 2001 A (AA/Aa2)(a)
5,000,000	5.250	08/01/12	5,197,050
Springdale Arkansas Sales & Use Tax RB Series 2004 (NATL-RE)(a)
560,000	4.000	07/01/10	565,684
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	1,007,210

			6,769,944

California — 9.5%
Adelanto Public Financing Authority RB Refunding Series 2006
1,460,000	4.050	09/15/11	1,417,631
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A2)(c)
3,785,000	4.450	07/01/11	3,812,139
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 08/02/06 Series 2003 B (AAA/Aaa)(c)
4,650,000	3.900	12/01/11	4,906,727
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Project Series 1998 B (BBB)(c)
1,200,000	4.000	06/01/10	1,174,548
California State Community Development RB Series 2009 E (A+)(c)
3,000,000	3.500	05/02/11	3,051,630
California State Economic Recovery GO Bonds Series 2004 A (A+/A2)
1,145,000	5.250	07/01/14	1,210,173
California State Economic Recovery GO Bonds Series 2004 A (A+/A2)
10,000,000	5.000	07/01/09	10,000,000
California State Economic Recovery GO Bonds Series 2008 B (A+/A2)(c)
5,925,000	5.000	07/01/11	6,175,094
California State GO Bonds Refunding Series 2002 (A/A2)
2,000,000	5.000	02/01/12	2,106,280
California State GO Bonds Refunding Series 2005 (A/A2)
3,000,000	5.000	05/01/14	3,139,530
California State GO Bonds Series 2004 (A/A2)
2,000,000	4.125	04/01/13	2,044,740
California State GO Bonds Series 2006 (A/A2)
2,500,000	5.000	03/01/14	2,612,600
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
100,000	4.100	09/02/09	100,236
100,000	4.350	09/02/11	98,541
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	600,066
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
2,070,000	4.000	08/01/11	2,177,205

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(a)
$2,000,000	5.500%	06/01/13	$2,236,740
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,080,020
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(a)
2,000,000	6.750	06/01/13	2,325,460
Golden State Tobacco Securitization Corp. RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
2,815,000	4.500	06/01/27	2,332,931
Golden State Tobacco Securitization Corp. RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (A-/A3)
500,000	5.000	06/01/11	509,975
1,150,000	5.000	06/01/12	1,171,390
Kings River Conservation District COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	305,460
300,000	5.000	05/01/12	305,583
Los Angeles County Metropolitan Transportation Authority RB Series 2009 B (AA+/A1)
2,385,000	4.000	07/01/13	2,498,669
Los Angeles Department of Water & Power RB for Power System Series 2001 A (NATL-RE) (AA-/Aa3)
6,780,000	5.375	07/01/13	7,226,124
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa3)
2,000,000	5.000	07/01/13	2,159,360
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/Baa2)
255,000	5.000	08/01/14	265,047
Richmond Joint Powers Financing Authority RB Refunding for Lease Civic Center Project Series 2007 (AMBAC) (A/Baa1)(c)
1,445,000	4.125	11/25/09	1,445,029
Sacramento County Sanitation District Financing Authority Variable RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(b)
1,650,000	0.977	12/01/35	987,723
San Bernardino County Transportation Authority RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,557,105
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/A2)
1,000,000	5.000	05/15/13	1,082,560
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+)
3,000,000	4.500	03/01/14	2,996,100
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(a)
4,590,000	5.250	06/01/12	5,107,568

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (NATL-RE) (AA-/A3)(a)(c)
$1,890,000	5.000%	08/03/09	$1,890,000

			83,109,984

Colorado — 0.5%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-)
500,000	4.500	12/01/09	499,155
500,000	5.000	12/01/10	499,650
E-470 Public Highway Authority RB Series 2007 B-2 (NATL-RE) (A/Baa1)(c)
3,000,000	5.000	09/02/11	3,002,820
Northwest Parkway Public Highway Authority RB Senior Series 2001 B (AMBAC) (BBB)(a)(d)
1,500,000	0.000	06/15/11	548,910

			4,550,535

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA/Aa1)(c)
1,000,000	3.500	02/01/12	1,012,760

Florida — 6.0%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,027,800
Broward County Port Facilities RB Series 2009 A (A-/A2)(e)
1,415,000	3.000	09/01/10	1,433,621
2,360,000	5.000	09/01/11	2,477,245
2,765,000	5.000	09/01/12	2,931,785
Broward County School Board COPS Series 2002 B (FSA) (AAA/Aa3)(a)
4,105,000	5.375	07/01/11	4,447,973
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(a)(f)
5,000,000	8.950	10/01/12	6,091,500
Citizens Property Insurance Corp. Revenue Notes for Senior Secured High Risk Accounts Series 2009 A-2 (SP-1+/MIG1)
5,000,000	4.500	06/01/10	5,066,200
Florida Hurricane Catastrophe RB Series 2008 A (AA-/Aa3)
3,000,000	5.000	07/01/13	3,072,840
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,589,927
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (A-)
1,255,000	5.000	06/01/13	1,250,105
855,000	5.000	06/01/14	841,842
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A1)(c)
2,450,000	3.950	09/01/12	2,459,996
Highlands County Health Facilities Authority RB Refunded for Adventist Health Series 2005 B (A+/A1)
440,000	5.000	11/15/09	443,881
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/Aa3)
3,050,000	5.000	10/01/13	3,250,781

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
JEA Florida Electric Systems RB Refunding Series 2009 3A (AA-/Aa2)
$2,275,000	5.000%	10/01/13	$2,454,634
JEA Florida Electric Systems RB Refunding Subseries 2009 B (A+/Aa3)
2,000,000	5.000	10/01/11	2,119,680
JEA Florida Electric Systems RB Refunding Subseries 2009 C (ASSURED GTY) (AAA/Aa2)
2,000,000	5.000	10/01/14	2,145,120
Miami-Dade County RB Refunding for Water and Sewer System Series 2008 B (FSA) (AAA/Aa3)
1,500,000	5.000	10/01/13	1,614,720
Miami-Dade County School Board COPS Series 2008 A (AMBAC) (A/A3)
3,000,000	5.000	08/01/10	3,096,990
Palm Beach County RB Unrefunded Balances for Airport Systems Series 2002 (NATL-RE) (A/A2)
2,000,000	5.750	10/01/11	2,117,540

			52,934,180

Georgia — 3.0%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
4,000,000	5.700	09/01/13	4,001,760
Atlanta Georgia Wastewater RB Series 2009 A (A/Baa1)
2,500,000	4.000	11/01/11	2,557,775
Banks County Georgia GO Bonds Series 2006 (AMBAC)
1,000,000	5.000	12/01/09	1,013,980
Burke County Development Authority Power PCRB for Georgia Power Company Plant Vogtle Project Fifth Series 1995 (A/A2)(c)
1,500,000	4.375	04/01/10	1,536,675
Cherokee County Georgia GO Bonds Series 2009 (AA+/Aa2)
1,200,000	3.000	04/01/11	1,238,460
Columbia County Georgia GO Bonds for Sales Tax Series 2009 (AA+/Aa2)
1,265,000	4.000	04/01/12	1,353,322
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aa3)
1,705,000	5.000	01/01/11	1,789,534
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,800,312
Monroe County Development Authority PCRB for Georgia Power Company Scherer First Series 1995 (A/A2)(c)
2,000,000	4.500	04/01/11	2,041,400
Municipal Electric Authority of Georgia RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
5,000,000	5.250	11/01/13	5,403,700
Polk School District GO Bonds Capital Appreciation Series 2008 (AA+/Aa1)(d)
1,355,000	0.000	04/01/12	1,285,976

			26,022,894

Guam — 0.2%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,030,000	5.000	10/01/12	1,032,668

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Guam — (continued)
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-)
$1,000,000	5.000%	12/01/13	$1,020,130

			2,052,798

Idaho — 0.7%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
250,000	4.375	09/01/10	247,640
425,000	5.000	09/01/11	421,813
University of Idaho RB Refunding Series 2007 A (FSA) (AAA/Aa3)(c)
4,990,000	4.375	04/01/11	5,100,778

			5,770,231

Illinois — 4.4%
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (NATL-RE) (AA-)(a)
5,000,000	5.750	01/01/12	5,648,650
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (AAA/A2)(a)
1,610,000	5.650	01/01/11	1,721,155
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
300,000	5.000	11/15/11	306,267
2,715,000	6.250	11/15/13	2,816,378
Illinois Educational Facilities Authority RB for University of Chicago Series 1998 (AA/Aa1)(c)
2,500,000	3.375	02/03/14	2,532,675
Illinois GO Bonds Series 2009 (SP-1)
20,000,000	4.000	05/20/10	20,472,000
Illinois Health Facilities Authority RB for Advocate Health Series 2009 A (AA/Aa3)(c)
2,000,000	4.375	07/01/14	2,000,440
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 A (FSA) (AAA/Aa3)
1,875,000	5.000	05/15/11	1,972,481
Illinois Municipal Electric Agency RB Refunding Series 2007 C (NATL-RE FGIC) (A+/A1)
1,200,000	5.000	02/01/11	1,253,628

			38,723,674

Indiana — 2.5%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
605,000	4.500	10/01/10	590,026
Anderson School Building Corp. RB for First Mortgage Bonds Series 2003 (AMBAC) (AA+)(a)
1,750,000	5.000	07/15/13	1,980,300
Duneland School Building Corp. RB Refunding for First Mortgage Bonds Series 2009 (AA+)
1,070,000	4.000	02/01/13	1,126,710
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA)
4,000,000	5.000	02/01/13	4,423,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
$1,000,000	5.000%	02/15/10	$1,017,230
Indiana Health Facility Financing Authority RB for Ascension Health Series 2001 (AA/Aa1)(c)
2,000,000	3.625	08/01/11	2,044,800
Indiana Health Facility Financing Authority RB for Ascension Health Series 2009 A (AA-/Aa2)(c)
1,500,000	5.000	08/01/13	1,590,465
Indiana Transportation Finance Authority Highway RB Series 2000 (NATL-RE-IBC) (AA+)(a)
3,600,000	5.500	12/01/10	3,836,556
Jasper County PCRB Refunding for Northern-B-RMKT 08/25/08 Series 1994 (NATL-RE) (AA/Baa1)
2,500,000	5.200	06/01/13	2,536,875
Rockport Indiana PCRB Refunding for Michigan Power Company Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,547,275

			21,693,237

Iowa — 0.1%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BB+)
1,285,000	5.000	07/01/09	1,285,000

Kansas — 1.1%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light-A1-RMKT 04/08/08 Series 2007 (FGIC) (A/A3)(c)
2,000,000	5.125	04/01/11	2,076,100
Kansas Development Finance Authority RB for Adventist Health System Series 2009 (A+/A1)(e)
1,000,000	4.000	11/15/12	1,030,400
1,000,000	4.000	11/15/13	1,024,490
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
500,000	5.250	11/15/10	510,750
Kansas State Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,966,033
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
350,000	5.000	07/01/10	354,568

			9,962,341

Kentucky — 0.1%
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AAA/Aa2)
1,080,000	3.000	09/01/13	1,090,508

Louisiana — 1.3%
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,271,100
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (Baa2)
440,000	5.000	07/01/10	442,055
350,000	5.000	07/01/12	349,709

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa1)(c)
$600,000	7.000%	12/01/11	$635,310
Louisiana Public Facilities Authority RB for Hurricane Recover Program Series 2007 (AMBAC) (A/A2)
2,030,000	4.000	06/01/12	2,083,146
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/A1)(a)
3,000,000	5.250	11/15/10	3,180,810
Morehouse Parish RB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
2,300,000	5.250	11/15/13	2,226,377
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
200,000	5.500	05/15/30	191,758

			11,380,265

Maryland — 3.4%
Anne Arundel County Maryland RB Series 2002 (AAA)(a)
3,270,000	5.250	03/01/12	3,616,522
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	4,036,926
Maryland State GO Bonds for State and Local Facilities Loan-Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,558,050
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,731,459
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (A-)
200,000	4.000	07/01/09	200,000
Maryland State Transportation Authority RB Series 2008 (GANS) (AAA/Aa2)
4,500,000	5.250	03/01/15	5,135,670
Montgomery County GO Bonds for Construction Public Improvement Series 2001 (AAA/Aaa)(a)
5,000,000	4.750	02/01/11	5,347,800

			29,626,427

Massachusetts — 1.3%
Massachusetts State GO Bonds Series 2001 C (AA/Aa2)
6,250,000	5.500	12/01/12	6,833,062
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (BBB-)
445,000	5.000	08/15/10	456,090
780,000	5.000	08/15/11	761,670
465,000	5.000	08/15/12	446,223
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/09	2,000,000
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
350,000	5.000	07/15/09	349,972
500,000	5.000	07/15/10	498,505
285,000	5.000	07/15/11	282,563

			11,628,085

Michigan — 2.7%
Detroit Michigan RANS Series 2009 (SP-1+)
4,000,000	5.000	03/01/10	4,028,760

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Detroit Michigan RB Refunding for Sewage Disposal Series 2003 A (FSA) (AAA/Aa3)
$3,000,000	5.000%	07/01/11	$3,145,020
Michigan State Building Authority RB Refunding for Facilities Program Series 2002 III (ETM) (A+/A1)
3,595,000	5.000	10/15/10	3,782,335
Michigan State Hospital Finance Authority RB Refunding for Botsford Hospital Obligations Series 1998 A (NATL-RE) (AA/Baa1)
2,510,000	4.850	02/15/10	2,511,381
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/10	506,455
Michigan Strategic Fund Variable RB Refunding for Detroit Edison ET-1 RMKT 06/01/09 Series 2008 (A/A3)(c)
2,500,000	5.250	08/01/14	2,513,575
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB/Baa3)
845,000	5.000	06/01/10	838,536
980,000	5.000	06/01/12	944,788
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,138,380
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AAA/Aa2)
3,235,000	4.000	10/01/12	3,340,008

			23,749,238

Minnesota — 0.5%
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,279,698

Mississippi — 1.3%
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (Aa3)(c)
2,435,000	5.000	03/01/11	2,508,196
Mississippi GO Bonds Unlimited for Capital Improvement Series 2002 (FSA-CR) (AAA/Aa3)(a)
5,000,000	5.000	11/01/12	5,530,250
Ocean Springs School District GO Bonds Unlimited Series 2009 (AA-)
1,135,000	4.000	05/01/13	1,221,079
University Education Building Corp. RB Refunding Series 2009 B (AA-/Aa3)
1,790,000	3.000	10/01/13	1,838,795

			11,098,320

Missouri — 0.7%
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A+)
225,000	5.000	04/01/11	235,548
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for State Revolving Fund Program Series 2001 B (Aaa)
1,600,000	5.250	07/01/09	1,600,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aa1)
$4,000,000	5.000%	05/01/12	$4,399,000

			6,234,548

Nebraska — 0.5%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aa1)
3,840,000	4.000	06/01/12	4,098,048

Nevada — 1.3%
Clark County GO Bonds Series 2000 (NATL-RE) (AA+)(a)
1,030,000	5.500	07/01/10	1,081,335
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (FSA) (AAA/Aa3)
1,325,000	4.250	03/01/10	1,355,130
1,435,000	4.250	03/01/11	1,438,114
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (AA+/Aa1)
5,000,000	5.000	06/01/13	5,365,550
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006
285,000	4.350	12/01/09	284,675
570,000	4.600	12/01/11	552,114
625,000	4.700	12/01/12	596,231
550,000	4.800	12/01/14	501,611

			11,174,760

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	215,000
355,000	5.000	07/01/11	354,730
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
355,000	5.000	06/01/10	355,707
375,000	5.250	06/01/11	376,541
395,000	5.250	06/01/12	394,767

			1,696,745

New Jersey — 4.7%
Franklin Township School District GO Bonds Refunding Series 2009 (AA)
1,315,000	4.000	08/15/12	1,410,719
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (BBB)(c)
500,000	6.850	12/01/09	505,110
Morris County GO Bonds Unlimited Refunding Series 2009 (AAA/Aaa)
3,500,000	3.000	03/15/12	3,661,595
New Jersey COPS for Equipment Lease Purchase Series 2009 A (AA-/A1)
2,000,000	5.000	06/15/13	2,136,100
New Jersey Economic Development RB for School Facilities Construction Series 2008 RMKT 04/30/08 (FSA) (AAA/Aa3)(c)
2,000,000	5.000	09/01/14	2,146,080
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,047,580

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for St. Barnabas Series 1998 B (NATL-RE) (A/Baa1)
$230,000	4.350%	07/01/09	$230,000
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (FSA) (AAA/Aa3)
5,285,000	5.750	12/15/12	5,840,612
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
7,805,000	5.750	06/01/12	8,504,406
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
5,000,000	6.000	06/01/12	5,670,300
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
1,750,000	6.750	06/01/13	2,081,590
Tobacco Settlement Financing Corp. RB Series 2007 1A (BBB/Baa3)
2,690,000	4.500	06/01/23	2,264,523
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aa1)
4,195,000	4.000	03/01/14	4,529,048

			41,027,663

New Mexico — 1.7%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa2)
4,000,000	3.000	07/01/13	4,171,280
New Mexico RB for Severance Tax Series 2009 A (AA/Aa2)(e)
10,000,000	4.000	07/01/12	10,742,600

			14,913,880

New York — 3.9%
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (NATL-RE) (AA/A1)
600,000	5.000	11/15/10	630,036
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
1,825,000	5.000	11/15/12	1,920,411
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,499,507
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,017,310
New York City GO Bonds Series 2009 H-1 (AA/Aa3)
2,500,000	4.000	03/01/13	2,613,150
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC) (A+/A1)
500,000	5.000	02/15/11	524,915
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+)
1,630,000	5.000	11/01/11	1,646,577
New York City Trust for Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(c)
1,500,000	2.750	07/01/12	1,504,710
New York GO Bonds Refunding Series 2002 C (AA/Aa3)
2,000,000	5.250	08/01/10	2,086,460

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB+/Baa2)
$1,000,000	5.000%	07/01/09	$1,000,000
1,000,000	5.000	07/01/11	1,016,080
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA)
1,300,000	3.000	03/15/11	1,331,993
1,060,000	5.000	03/15/13	1,167,420
New York State Urban Development Corp. RB Unrefunded Series 2002 A (AA-/A1)(c)
2,000,000	5.500	01/01/11	2,086,100
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 A-1 (AA-/A1)
5,000,000	5.500	06/01/15	5,096,900
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,034,010
Triborough Bridge & Tunnel Authority RB for General Purposes Series 2008 (GO OF AUTH) (AA-/Aa2)
2,250,000	5.000	11/15/11	2,431,755
Triborough Bridge & Tunnel Authority RB Pre-refunded Series 2001 A (FGIC-TCRS) (AAA/Aa2)(a)
5,000,000	5.000	01/01/12	5,473,050

			34,080,384

North Carolina — 2.6%
Albemarle Hospital Authority RB Refunding Series 2007
250,000	4.250	10/01/09	249,210
270,000	5.000	10/01/10	268,186
North Carolina Eastern Municipal Power Agency Paver System RB Refunding Series 2008 A (BBB+/Baa1)
1,000,000	5.000	01/01/14	1,066,050
North Carolina Eastern Municipal Power Agency RB Series 2009 A (BBB+/Baa1)
1,235,000	5.000	01/01/12	1,304,987
1,500,000	3.200	01/01/13	1,514,310
500,000	5.000	01/01/13	534,405
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,095,400
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (A-/A2)
5,395,000	5.250	01/01/13	5,769,953
Wake County GO Bonds Unlimited Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,814,900

			22,617,401

Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
1,795,000	5.125	06/01/24	1,448,547
275,000	5.375	06/01/24	225,943
Cleveland City RB for Sub Lien-Police & Fire Pension Series 2008 (AA)
2,000,000	5.000	05/15/12	2,184,520
Ohio Air Quality Development Authority PCRB Refunding for First Energy Generation Corp. Project Series 2009 D (BBB/Baa1)(c)
2,500,000	4.750	08/01/12	2,513,375

			6,372,385

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oklahoma — 0.5%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (ASSURED GTY) (AAA)
$1,390,000	5.000%	09/01/10	$1,456,845
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
700,000	4.250	12/01/09	696,122
730,000	4.375	12/01/10	715,970
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/A1)
1,340,000	5.000	06/01/13	1,454,436

			4,323,373

Oregon — 0.7%
Clackamas County Hospital Facility RB Legacy Health Systems Series 2009 C (A+/A2)(c)
2,000,000	5.000	07/15/14	2,069,040
Klamath Falls Oregon Intercommunity Hospital Authority RB Pre-refunding for Merle West Medical Center Project Series 2002 (BB+)(a)
550,000	5.800	09/01/12	631,851
520,000	5.900	09/01/12	598,988
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BB+)
400,000	5.500	09/01/11	399,888
550,000	5.600	09/01/12	547,448
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BB+)
325,000	5.800	09/01/14	318,471
175,000	5.900	09/01/15	169,641
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,647,151

			6,382,478

Pennsylvania — 3.2%
Allegheny County Hospital Development Authority RB for University of Pittsburgh Medical Center Series 2003 B (A+/Aa3)
3,000,000	5.000	06/15/10	3,071,880
Allegheny County Redevelopment Authority for Tax Increment Refunding Waterfront Project Series 2007 A (A-)
1,255,000	5.000	12/15/10	1,309,868
1,300,000	4.250	12/15/12	1,291,342
Boyertown Area School District GO Bonds Series 2009 (ASSURED GTY) (AAA)
600,000	4.000	02/01/11	619,764
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (BBB)
1,260,000	5.400	11/15/14	1,282,138
Montgomery County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (A)
3,480,000	4.900	06/01/11	3,485,846
3,370,000	5.000	06/01/12	3,375,426
North Penn School District GO Bonds Series 2009 (ASSURED GTY) (Aa2)
1,830,000	4.000	09/01/10	1,894,892
4,185,000	5.000	09/01/11	4,437,230

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Variable RB for Exelon Generation Series 2003 A (BBB/A3)(c)
$1,500,000	5.000%	06/01/12	$1,508,055
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
1,000,000	5.000	07/15/09	1,000,550
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (NATL-RE) (AA-/Aa3)
2,340,000	5.000	06/15/12	2,579,078
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa2)(c)
2,000,000	5.500	09/15/13	2,183,920

			28,039,989

Puerto Rico — 4.2%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	5,036,500
Puerto Rico Electric Power Authority RB Refunding Series 1999 FF (NATL-RE) (A/A3)
500,000	5.250	07/01/10	508,130
Puerto Rico Highway & Transportation Authority RB Refunding Series 2003 H (AMBAC) (BBB/Baa3)(c)
250,000	5.000	07/01/10	254,357
Puerto Rico Highway & Transportation Authority RB Series 1993 (FSA-CR) (AAA/Aa3)
100,000	5.500	07/01/09	100,000
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (FSA) (AAA/Aa3)
120,000	5.750	08/01/12	121,511
Puerto Rico Public Buildings Authority RB Refunding Government Facilities Series 2004 J (AMBAC COMWLTH GTD) (BBB/Baa3)(c)
3,705,000	5.000	07/01/12	3,668,617
Puerto Rico Public Buildings Authority RB Series 2004 J (COMWLTH GTD) (BBB-/Baa3)(c)
1,050,000	5.000	07/01/12	1,039,689
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC — Government Development Bank for Puerto Rico) (AMBAC) (BBB/Ba1)(c)
1,405,000	5.250	02/01/12	1,396,303
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC — Government Development Bank for Puerto Rico) (FGIC) (BBB-/Ba1)(c)
10,000,000	5.250	02/01/12	9,938,100
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC — Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(c)
4,270,000	5.250	02/01/12	4,243,569
Puerto Rico Sales Tax Financing Corp. RB for Sales Tax Series 2009 A Subseries B (A+/A2)(c)
10,000,000	5.000	08/01/11	10,101,400

			36,408,176

Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. RB for Higher Educational Facilities Rhode Island University Series 2000 B (AMBAC) (A+)(a)
5,000,000	5.700	09/15/10	5,343,800

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Rhode Island — (continued)
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 A (BBB/Baa3)
$1,035,000	6.000%	06/01/23	$938,300

			6,282,100

South Carolina — 1.8%
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (NATL-RE) (A/A2)
1,075,000	4.000	04/01/11	1,126,923
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	526,635
Richland County School District No. 2 GO Bonds Refunding Unlimited Series 2009 C (AA/Aa1)
1,615,000	3.000	03/01/13	1,679,115
1,595,000	3.000	03/01/14	1,645,402
South Carolina Jobs-Economic Development Authority RB Refunding for Improvement of Palmetto Series 2003 C (ACA) (Baa1)
3,195,000	5.500	08/01/09	3,200,368
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa2)
2,000,000	5.000	01/01/12	2,160,500
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
2,455,000	6.000	05/15/11	2,551,236
Tobacco Settlement Revenue Management Authority RB Series 2003 (BBB/Baa3)
2,755,000	5.000	06/01/18	2,755,716

			15,645,895

Tennessee — 3.5%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
670,000	4.500	07/01/09	670,000
665,000	4.500	07/01/10	669,176
Knox County GO Bonds Refunding Series 2003 (AA+/Aa2)
4,500,000	5.000	04/01/13	4,881,375
Lewisburg Industrial Development Board RB for Waste Management, Inc. Project Series 2006 (BBB)(c)
5,000,000	5.000	01/04/10	5,000,000
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (NATL-RE) (AA/A1)
4,430,000	5.000	10/01/11	4,763,491
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa2)(a)
5,000,000	5.500	10/15/11	5,485,750
Rutherford County GO Bonds Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,645,450
Sevier County Public Building Authority RB for Public Improvement Series 2009 VII-D-1 (AA)
5,000,000	4.000	06/01/12	5,267,550

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Sevierville Public Building Public Building Authority RB for Local Government Public Improvement Series 2009 (AA)
$1,500,000	4.000%	06/01/14	$1,565,790

			30,948,582

Texas — 9.0%
Austin Texas Convention Enterprises, Inc. Convention Center RB Refunding First Tier Series 2006 A (XLCA) (BB+/Baa3)
300,000	5.250	01/01/10	299,412
Bell County GO Bonds Limited Tax Notes Series 2008 (AA/Aa3)
500,000	4.000	02/15/11	520,760
500,000	4.000	02/15/12	529,475
Corpus Christi Texas Utility Systems RB Series 2005 (FSA) (AAA/Aa3)
1,000,000	5.000	07/15/12	1,081,810
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(d)
7,500,000	0.000	02/15/12	7,189,050
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (BBB+/Baa3)
960,000	4.000	02/15/10	963,984
835,000	4.000	02/15/11	842,098
Harris County Cultural Education Facilities Finance Corp. RB for Texas Childrens Hospital Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,691,407
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA)(c)
3,000,000	5.000	06/01/13	3,130,440
Harris County RB Refunding for Tax and Sub Lien Series 2004 B (FSA) (AAA/Aa1)(c)
5,500,000	5.000	08/15/12	5,951,495
Houston Texas Wastewater and Sewer Systems RB for Junior Lien Refunding Series 1991 C (AMBAC) (AA/Aa3)(d)
5,000,000	0.000	12/01/11	4,762,000
Houston Texas Wastewater and Sewer Systems RB for Junior Lien Refunding Series 2002 A (FSA) (AAA/Aa3)(a)
2,775,000	5.000	12/01/12	3,086,216
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,703,893
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa3)(a)
8,500,000	5.000	02/15/12	9,319,995
Lubbock GO Certificates for Texas Waterworks System Series 2008 (FSA) (AAA/Aa3)
1,500,000	5.000	02/15/12	1,631,355
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)
7,500,000	5.125	06/01/11	7,535,325
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
610,000	5.000	02/15/10	607,816

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Midland Texas Certificates of Obligation GO Bonds Series 2007 (NATL-RE) (AA+/Aa2)
$1,155,000	4.000%	03/01/13	$1,233,436
1,255,000	4.000	03/01/14	1,339,449
North Texas Tollway Authority RB Refunding System First Tier Series 2008 E-2 (A-/A2)(c)
4,000,000	5.250	01/01/12	4,113,360
North Texas Tollway Authority RB Refunding System First Tier Series 2008 H (A-/A2)(c)
4,000,000	5.000	01/01/13	4,027,920
North Texas Tollway Authority RB Refunding System First Tier Series L-1 2008 (A-/A2)(c)
2,500,000	5.500	01/01/11	2,593,875
Northside Independent School District GO Bonds for School Building Series 2009 (AA/Aa2)(c)
3,000,000	2.100	06/01/11	2,995,530
San Antonio Hotel Occupancy RB for Capital Appreciation Series 1996 (ETM) (FGIC) (A+/Aa3)(d)
1,120,000	0.000	08/15/11	1,085,034
Tarrant County GO Bonds Limited Tax Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,474,181
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
3,750,000	5.000	10/01/11	4,060,800
Texas Transportation Commission RB Refunding for Central Texas Turnpike System First Tier Series 2009 (BBB+/Baa1)(c)
2,000,000	5.000	02/15/11	2,028,580

			78,798,696

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,525,000	5.000	10/01/10	1,524,344
1,045,000	5.000	10/01/12	1,060,184

			2,584,528

Utah — 1.5%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AAA)
1,340,000	4.000	05/01/14	1,419,435
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,210,930
Utah GO Bonds Unlimited Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,113,050

			12,743,415

Virginia — 2.3%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,751,522
Newport News Virginia GO Bonds Series 2009 B (AA/Aa2)
4,315,000	3.000	09/01/13	4,510,642
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
2,500,000	4.250	12/01/09	2,523,800
Richmond Virginia GO Bonds Series 2000 (FSA) (AAA/Aa3)
5,000,000	5.500	01/15/15	5,301,450

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia College Building Authority RB for 21st Century College and Equipment Series 2004 A (AA+/Aa1)
$2,500,000	5.000%	02/01/13	$2,771,675
York County Economic Development Authority RB Refunding for Electricity and Power Series 2009 A (A-/Baa1)(c)
2,000,000	4.050	05/01/14	2,018,240

			19,877,329

Washington — 2.0%
Grant County Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (FSA) (AAA/Aa2)
3,000,000	5.375	01/01/12	3,255,030
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (NATL-RE) (AA-/A1)
1,000,000	4.000	12/01/10	1,032,870
Seattle City Light and Power RB Refunding for Improvement Series 2001 (FSA) (AAA/Aa2)
3,000,000	5.500	03/01/15	3,158,220
Tobacco Settlement Authority of Washington RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
2,920,000	6.500	06/01/26	2,843,350
Washington State GO Bonds for Various Purposes Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,610,086
Washington State GO Bonds Refunding for Various Purposes Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,859,310

			17,758,866

West Virginia — 0.3%
West Virginia School Building Authority RB Refunding for Capital Improvement Series 2007 A (NATL-RE FGIC) (A+/A1)
2,475,000	5.000	07/01/10	2,562,689

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
260,000	4.125	05/15/10	258,648
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	104,454
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa3)
2,500,000	5.000	05/01/12	2,716,750
Wisconsin State GO Bonds Series 2007 B (FSA) (AAA/Aa3)
4,115,000	5.000	05/01/12	4,507,489

			7,587,341

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$799,494,934

Other Municipals — 1.6%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(c)(f)
$2,000,000	4.950%	09/30/12	$1,438,720
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 Class A (A2)(f)
9,610,000	4.050	05/04/10	9,722,725

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A2)(f)
$2,910,000	4.220%	11/02/10	$2,976,727

TOTAL OTHER MUNICIPALS			$14,138,172

Short-Term Investments — 10.0%
California — 1.1%
California VRDN GO Bonds for Municipal Commercial Tax Paper
$5,000,000	6.250%	07/08/09	$5,000,000
5,000,000	6.750	07/28/09	5,000,000

			10,000,000

Colorado — 0.1%
Colorado Educational & Cultural Facilities Authority VRDN RB for National Jewish Federation Series 2003 (LOC — BANK OF AMERICA N.A.) (VMIG1)(b)
1,000,000	0.230	07/01/09	1,000,000

Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2005 Y-2 (A-1+/VMIG1)(b)
9,500,000	0.150	07/01/09	9,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/VMIG1)(b)
2,000,000	0.150	07/01/09	2,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(b)
2,000,000	0.150	07/01/09	2,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2005 Y-3 (A-1+/VMIG1)(b)
2,000,000	0.150	07/01/09	2,000,000

			15,500,000

Delaware — 0.5%
University of Delaware VRDN RB Series 2004 B (A-1)(b)
4,025,000	0.320	07/01/09	4,025,000

Illinois — 0.7%
Chicago Board of Education VRDN GO Bonds Series 2005 (ASSURED GTY) (AAA/Aa2)(b)
5,500,000	6.550	07/01/09	5,500,000
Chicago Illinois VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(b)
1,000,000	0.180	07/01/09	1,000,000

			6,500,000

Massachusetts — 0.4%
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 Series R (A-1+/VMIG1)(b)
2,000,000	0.150	07/01/09	2,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N1 (A-1+/VMIG1)(b)
1,000,000	0.250	07/01/09	1,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(b)
800,000	0.150	07/01/09	800,000

			3,800,000

Mississippi — 0.1%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992 (VMIG1)(b)
1,000,000	0.220	07/01/09	1,000,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(b)
$2,000,000	0.350%	07/01/09	$2,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for University of New Hampshire RMKT 04/01/09 Series 2005 B (A-1/VMIG1)(b)
150,000	0.120	07/01/09	150,000

			2,150,000

New York — 2.6%
New York City Municipal Water Finance Authority VRDN RB for Subseries 2008 B-2 (A-1/VMIG1)(b)
700,000	0.180	07/01/09	700,000
New York City Municipal Water Finance Authority VRDN RB for Subseries 2008 B-3 (A-1/VMIG1)(b)
1,000,000	0.280	07/01/09	1,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for Second Generation Resolution Series 2005 BB-1 (A-1/VMIG1)(b)
1,900,000	0.270	07/01/09	1,900,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1C (LIQ — JPMorgan Chase Bank) (A-1+/VMIG1)(b)
5,000,000	0.270	07/01/09	5,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1-D (LIQ — Landesbank Hessen-Thuringen) (A-1+/VMIG1)(b)
300,000	0.180	07/01/09	300,000
New York City VRDN GO Bonds Refunding Series 1993 C (LOC — JPMorgan Chase Bank) (A-1+/VMIG1)(b)
2,900,000	0.180	07/01/09	2,900,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2008 C (A-1+/VMIG1)(b)
1,700,000	0.180	07/01/09	1,700,000
Tompkins County Industrial Development Agency VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (A-1+/VMIG1)(b)
9,100,000	0.180	07/01/09	9,100,000

			22,600,000

Texas — 2.4%
Gulf Coast Waste Disposal Authority VRDN PCRB Series 1992 (A-1+/VMIG1)(b)
3,200,000	0.210	07/01/09	3,200,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for Exxon Mobil Project Series 2001 A (A-1+/VMIG1)(b)
9,000,000	0.280	07/01/09	9,000,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for Exxon Mobil Subseries 2008 A-3 (VMIG1)(b)
300,000	0.210	07/01/09	300,000
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(b)
8,768,000	0.300	07/01/09	8,768,000

			21,268,000

TOTAL SHORT-TERM INVESTMENTS			$87,843,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(b)— 0.4%
Blackrock Municipal Bond Fund — Institutional Shares
3,500,000	0.399%	$3,500,000

TOTAL INVESTMENTS — 103.3%		$904,976,106

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(28,722,641)

NET ASSETS — 100.0%		$876,253,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2009.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2009.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) When-issued security.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,229,672, which represents approximately 2.3% of net assets as of June 30, 2009.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at June 30, 2009

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	— Insured by Assured Guaranty
CIFG	— CIFC Assurance North America, Inc.
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. Transferable Custodial Receipts
FSA	— Insured by Financial Security Assurance Co.
FSA-CR	— Insured by Financial Security Assurance Co. Insured Custodial Receipts
GANS	— Grant Anticipation Notes
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. – Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. – Insured Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$898,781,307

Gross unrealized gain	11,306,185
Gross unrealized loss	(5,111,386)

Net unrealized security gain	$6,194,799

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement unobservable.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

High Yield Municipal
	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$2,196,141,902	$552,016
Common Stock and/or Other Equity Investments	74,841	—	—
Short-term Investments	40,818,425	34,645,000	—
Derivatives	—	32,022	—

Total	$40,893,266	$2,230,818,924	$552,016

Municipal Income
	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$547,279,757	$—
Short-term Investments	19,044,454	—	—

Total	$19,044,454	$547,279,757	$—

Short Duration Tax-Free
	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$813,633,106	$—
Short-term Investments	3,500,000	87,843,000	—

Total	$3,500,000	$901,476,106	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2009:

High Yield Municipal
Level 3	Municipal Debt Obligations

Beginning Balance as of April 1, 2009	$1,463,266
Realized gains (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	—
Net purchase (sales)	—
Net transfers out of Level 3	(911,250)

Ending Balance as of June 30, 2009	$552,016

When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized but not yet issued in the market. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Derivatives — The Funds may make investments in derivative instruments, including options, futures, swaps and other derivatives relating to foreign currency transactions, among others. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts which are often referred to as over the counter (“OTC”) derivatives or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. These risks also include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.
Swap contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Fund may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Fund may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices. The Funds may invest in the following type of swaps:
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Insurance Concentrations — The Funds may invest in “insured” tax exempt municipal securities (“Insured Municipal Securities”). Insured Municipal Securities are securities for which scheduled payments of interest and principal are guaranteed by a private (nongovernmental) insurance company. The insurance only entitles the Funds to receive interest and the face or par value of the securities held by the Funds in the event that the underlying obligor cannot make timely payments. The insurance does not guarantee the market value of the Insured Municipal Securities or the value of the shares of the Funds. As of June 30, 2009, the following private insurers insured 5% or more of the net assets of one or more of the Funds:

		Short Duration
Insurer/Rating	Municipal Income	Tax-Free

AMBAC Assurance Corp. (Baa1/A)	6.2%	5.9%

Financial Security Assurance Co. (Aa3/AAA/AAA)	9.6	7.7

NATL Reinsurance (Baa1/AA-)	13.9	9.1

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Portfolio Concentrations — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.
     As of June 30, 2009, the High Yield Municipal Fund had invested approximately 17% of its total assets in the Municipal Securities of issuers located in Florida, including approximately 14% of its total assets in special assessment bonds, a type of municipal securities which are backed by tax assessments on residential and commercial development projects. The payments on special assessment bonds generally depend on the ability of the developer, builder or homeowner of the home or property to pay tax assessments levied against the home or property.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 28, 2009

* Print the name and title of each signing officer under his or her signature.